Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
July 31, 2026
SSP-NPRT1-0926
1.883104.114
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	233,034	2,728,828
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	743,409	4,081,315
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	1,096,734	28,251,868
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd (b)	1,795,477	25,136,678
BAILIWICK OF JERSEY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
WeShop Holdings Ltd Class A (b)	16,047	78,469
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (b)	273,406	4,232,325
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	613,882	7,151,725
Financials - 0.3%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	442,937	27,147,609
Capital Markets - 0.1%
Marex Group Ltd	679,869	44,137,095
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B	507,949	18,265,846
TOTAL FINANCIALS		89,550,550
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	320,670	5,037,726
TOTAL BERMUDA		101,740,001
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A	1,834,825	17,687,713
StoneCo Ltd Class A (b)	2,541,359	28,907,959

TOTAL BRAZIL		46,595,672
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd	1,073,451	52,760,117
CANADA - 1.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kolibri Global Energy Inc (United States) (b)(c)	318,463	1,652,823
Teekay Tankers Ltd Class A	269,144	21,361,959
TOTAL ENERGY		23,014,782
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (b)(c)	230,974	2,057,978
Health Care - 0.3%
Biotechnology - 0.3%
Aurinia Pharmaceuticals Inc (b)(c)	1,303,109	19,390,262
Bright Minds Biosciences Inc (United States) (c)	81,231	5,950,983
Fennec Pharmaceuticals Inc (United States) (c)	316,471	3,028,627
Xenon Pharmaceuticals Inc (c)	1,072,877	67,237,202
TOTAL HEALTH CARE		95,607,074
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (b)	763,726	22,629,201
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	534,906	8,066,382
Software - 0.2%
D-Wave Quantum Inc (b)(c)	4,039,997	73,043,147
ZenaTech Inc (b)(c)	474,698	607,613
		73,650,760
TOTAL INFORMATION TECHNOLOGY		81,717,142
Materials - 0.3%
Metals & Mining - 0.3%
Elemental Royalty Corp (United States) (b)	391,456	6,134,116
McEwen Inc (b)(c)	571,778	9,886,042
Novagold Resources Inc (United States) (b)(c)	3,813,552	22,233,008
Ssr Mining Inc (United States) (c)	2,414,106	61,849,396
US Goldmining Inc (b)(c)	32,452	247,933
Vox Royalty Corp (United States)	681,092	2,962,750
TOTAL MATERIALS		103,313,245
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)(c)	1,699,669	2,719,470
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States) (b)	1,381,596	58,441,511
TOTAL CANADA		389,500,403
CHINA - 0.2%
Communication Services - 0.0%
Media - 0.0%
GD Culture Group Ltd (b)(c)	5,155	8,660
Financials - 0.0%
Capital Markets - 0.0%
Chaince Digital Holdings Inc (b)(c)	726,503	2,026,943
Health Care - 0.0%
Biotechnology - 0.0%
Connect Biopharma Holdings Ltd Class Common (b)(c)	160,633	324,479
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Inc Class A (c)	589,737	46,276,663
indie Semiconductor Inc Class A (b)(c)	2,343,602	7,569,834
TOTAL INFORMATION TECHNOLOGY		53,846,497
TOTAL CHINA		56,206,579
COSTA RICA - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Establishment Labs Holdings Inc (b)(c)	295,938	27,386,103
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	615,656	4,155,678
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	6,497,539	17,478,380
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	49,803	533,390
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	721,899	7,810,947
Webull Corp Class A (b)(c)	3,675,611	25,949,814
		33,760,761
Insurance - 0.0%
Accelerant Holdings Class A (c)	666,960	7,923,485
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		41,684,246
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	393,897	6,849,869
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)(c)	485,986	3,946,206
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)(c)	186,251	18,382,974
TOTAL IRELAND		29,179,049
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	420,022	1,423,875
ISRAEL - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Taboola.com Ltd (c)	1,394,445	6,986,169
Media - 0.0%
Nexxen International Ltd (b)(c)	331,663	3,409,496
TOTAL COMMUNICATION SERVICES		10,395,665
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	440,767	6,250,076
Health Care - 0.0%
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	110,220	1,556,307
Oramed Pharmaceuticals Inc (b)	378,478	1,540,405
TOTAL HEALTH CARE		3,096,712
TOTAL ISRAEL		19,742,453
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (b)	500,532	7,362,826
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Toyo Co Ltd (b)(c)	88,563	456,099
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	233,383	2,128,453
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	51,557	520,726
TOTAL KOREA (SOUTH)		2,649,179
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (b)(c)	2,607,886	10,509,781
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	509,226	39,648,336
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd (b)(c)	90,290	1,766,072
Costamare Inc	494,631	7,706,351
Safe Bulkers Inc	605,771	4,731,072
TOTAL INDUSTRIALS		14,203,495
TOTAL MONACO		53,851,831
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (c)	695,889	31,203,663
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (b)	347,231	10,837,079
SFL Corp Ltd	1,362,673	16,815,385
		27,652,464
TOTAL ENERGY		58,856,127
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	1,959,542	8,171,290
TOTAL NORWAY		67,027,417
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Bladex Inc Class E	326,076	19,091,750
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	284,799	2,321,112
Liberty Latin America Ltd Class C (c)	1,465,102	11,823,373
TOTAL COMMUNICATION SERVICES		14,144,485
Financials - 0.4%
Banks - 0.3%
First BanCorp/Puerto Rico	1,711,942	49,526,483
Ofg Bancorp	471,361	24,916,142
		74,442,625
Financial Services - 0.1%
EVERTEC Inc	682,674	20,780,596
TOTAL FINANCIALS		95,223,221
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	500,211	10,584,465
TOTAL PUERTO RICO		119,952,171
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	284,562	4,934,305
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	567,392	50,611,366
TOTAL SINGAPORE		55,545,671
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	185,736	3,415,685
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	1,908,452	59,448,280
Health Care - 0.1%
Biotechnology - 0.1%
ADC Therapeutics SA (c)	1,153,622	1,211,303
CRISPR Therapeutics AG (b)(c)	1,019,959	48,947,833
TOTAL HEALTH CARE		50,159,136
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG (b)	412,741	5,320,231
TOTAL SWITZERLAND		114,927,647
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	352,101	8,612,390
UNITED KINGDOM - 0.1%
Financials - 0.1%
Insurance - 0.1%
Pelagos Insurance Capital Ltd	484,077	12,242,308
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)(c)	645,796	3,506,672
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	299,505	5,100,570
TOTAL UNITED KINGDOM		20,849,550
UNITED STATES - 95.5%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)(c)	125,779	11,699,963
Atn International Inc	114,248	2,720,245
Bandwidth Inc Class A (c)	324,545	12,702,691
Cogent Communications Holdings Inc (b)	541,580	7,311,330
GCI LLC Class A (c)	36,640	866,169
GCI LLC Class C (c)	366,363	8,488,631
IDT Corp Class B	181,256	11,937,520
Lumen Technologies Inc (c)	10,636,136	67,858,548
Shenandoah Telecommunications Co	552,711	6,627,005
Uniti Group Inc (b)(c)	1,869,282	18,169,421
		148,381,523
Entertainment - 0.8%
AMC Entertainment Holdings Inc Class A (c)	6,807,466	19,197,054
Atlanta Braves Holdings Inc Class C (c)	620,590	31,544,590
Cinemark Holdings Inc	1,164,017	42,591,382
CuriosityStream Inc Class A (b)	496,739	1,212,042
IMAX Corp (b)(c)	503,664	24,095,286
Lionsgate Studios Corp (c)	2,173,643	28,865,979
Madison Square Garden Entertainment Corp Class A (c)	434,202	33,546,447
Marcus Corp/The	247,379	7,198,729
Playtika Holding Corp	629,170	2,510,388
Reservoir Media Inc (b)(c)	203,320	2,081,997
Sphere Entertainment Co Class A (b)(c)	303,244	43,439,703
Starz Entertainment Corp (b)(c)	132,350	3,443,747
Stubhub Holdings Inc Class A (b)(c)	2,441,990	20,610,396
		260,337,740
Interactive Media & Services - 0.5%
Angi Inc Class A (b)(c)	322,532	1,828,756
Bumble Inc Class A (b)(c)	1,098,282	3,130,104
Cargurus Inc Class A (c)	823,299	29,836,356
Cars.com Inc (c)	497,605	5,896,619
EverQuote Inc Class A (b)(c)	309,337	7,801,479
fuboTV Inc Class A (b)(c)	315,350	2,790,848
MediaAlpha Inc Class A (c)	336,348	4,163,988
Nextdoor Holdings Inc Class A (c)	2,559,663	5,682,452
QuinStreet Inc (b)(c)	603,146	9,348,763
RUM Group Inc Class A (b)(c)	1,240,996	7,247,417
Shutterstock Inc	297,363	1,605,760
TripAdvisor Inc Class A (b)(c)	1,248,340	17,682,736
Trump Media & Technology Group Corp (b)(c)	1,781,245	17,563,076
Yelp Inc Class A (b)(c)	585,003	15,461,629
Ziff Davis Inc (b)(c)	381,205	20,234,361
ZipRecruiter Inc Class A (c)	715,982	2,820,969
ZoomInfo Technologies Inc (b)(c)	2,695,120	8,893,896
		161,989,209
Media - 0.5%
Advantage Solutions Inc Class A (c)	47,339	1,857,582
AMC Global Media Inc Class A (b)(c)	349,601	3,915,531
Boston Omaha Corp (b)(c)	237,984	3,374,613
Cable One Inc (b)(c)	57,338	2,292,947
Clear Channel Outdoor Holdings Inc (c)	4,221,928	10,217,066
DoubleVerify Holdings Inc (c)	1,544,009	17,370,101
Entravision Communications Corp Class A (b)	701,413	7,869,854
EW Scripps Co/The Class A (c)	627,812	1,764,152
Gray Media Inc	983,394	3,972,912
Ibotta Inc Class A (b)(c)	109,128	2,619,072
iHeartMedia Inc Class A (c)	1,341,661	4,816,563
John Wiley & Sons Inc Class A	432,551	22,579,162
Lee Enterprises Inc (c)	71,433	552,177
Magnite Inc (c)	1,579,669	30,487,613
MNTN Inc Class A (c)	514,611	4,744,713
National CineMedia Inc	737,091	2,955,735
Newsmax Inc Class B (b)(c)	527,762	4,069,045
Optimum Communications Inc Class A (c)	2,900,579	2,210,821
PubMatic Inc Class A (c)	426,874	5,378,612
Scholastic Corp	167,273	6,799,647
Sinclair Inc Class A (b)	466,235	6,406,069
Stagwell Inc Class A (b)(c)	1,142,208	9,651,658
TechTarget Inc (b)(c)	332,070	1,490,994
USA TODAY Co Inc (b)(c)	1,492,981	12,974,005
		170,370,644
Wireless Telecommunication Services - 0.1%
Gogo Inc (c)	872,898	3,648,714
Spok Holdings Inc	255,324	2,783,031
Telephone and Data Systems Inc	1,095,870	36,799,315
		43,231,060
TOTAL COMMUNICATION SERVICES		784,310,176
Consumer Discretionary - 9.1%
Automobile Components - 1.0%
Adient PLC (c)	867,901	18,260,637
Cooper-Standard Holdings Inc (c)	188,395	5,552,001
Dana Inc	1,213,015	32,666,494
Dauch Corp (c)	2,592,856	14,649,636
Dorman Products Inc (c)	295,403	39,335,863
Fox Factory Holding Corp (b)(c)	466,053	8,388,954
Gentherm Inc (c)	336,931	13,672,660
Goodyear Tire & Rubber Co/The (b)(c)	3,082,573	21,423,882
Holley Inc Class A (c)	851,197	2,272,696
LCI Industries	264,094	27,032,662
Motorcar Parts of America Inc (c)	143,276	1,919,898
Patrick Industries Inc (b)	355,134	29,316,312
Phinia Inc (b)	406,579	29,920,149
Solid Power Inc (b)(c)	2,220,280	4,573,777
Standard Motor Products Inc	238,393	9,113,764
Stoneridge Inc (c)	305,092	2,108,186
Strattec Security Corp (c)	45,268	3,978,605
Versigent PLC	789,346	32,639,457
Visteon Corp	294,344	30,770,722
XPEL Inc (b)(c)(e)	279,855	12,417,166
		340,013,521
Automobiles - 0.1%
Harley-Davidson Inc (b)	1,153,275	28,301,369
Livewire Group Inc (b)(c)	146,628	265,397
Lucid Group Inc (b)(c)	1,394,003	10,287,742
Winnebago Industries Inc (b)	306,862	9,291,781
		48,146,289
Broadline Retail - 0.1%
1stdibs.Com Inc (b)(c)	253,310	1,071,501
Groupon Inc (b)(c)	259,815	7,165,698
Kohl's Corp (b)	1,209,192	23,143,936
Pattern Group Inc Class A	353,420	8,135,728
Savers Value Village Inc (b)(c)	408,140	4,187,516
		43,704,379
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)(c)	279,459	12,223,537
Gold.com Inc	218,815	9,050,188
Weyco Group Inc (b)	67,679	2,639,480
		23,913,205
Diversified Consumer Services - 1.1%
American Public Education Inc (c)	195,236	9,470,898
Carriage Services Inc	155,901	6,293,723
Coursera Inc (b)(c)	2,407,779	12,785,306
Covista Inc (c)	376,233	46,972,690
Driven Brands Holdings Inc (c)	664,788	9,486,525
Frontdoor Inc (c)	782,742	56,850,552
Graham Holdings Co Class B	34,830	41,919,298
KinderCare Learning Cos Inc (b)(c)	336,186	1,798,595
Laureate Education Inc (c)	1,335,900	51,178,330
Lincoln Educational Services Corp (c)	329,851	13,794,369
Matthews International Corp Class A	331,976	9,212,334
McGraw Hill Inc (b)(c)	270,769	2,967,628
Perdoceo Education Corp	696,226	22,146,949
Phoenix Education Partners Inc	58,913	1,684,323
Strategic Education Inc	242,590	19,892,380
Stride Inc (b)(c)	462,173	37,107,870
Universal Technical Institute Inc (b)(c)	524,397	20,614,046
		364,175,816
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (c)	564,655	6,787,153
Bally's Corp (b)(c)	110,923	1,545,157
Biglari Holdings Inc Class A (b)(c)	731	1,450,698
Biglari Holdings Inc Class B (b)(c)	6,944	2,760,171
BJ's Restaurants Inc (c)	211,002	14,265,845
Black Rock Coffee Bar Inc Class A	193,356	1,558,449
Bloomin' Brands Inc	945,293	8,186,237
Brightstar Lottery PLC	1,093,963	10,983,389
Brinker International Inc (c)	475,369	101,586,356
Cheesecake Factory Inc/The	517,151	52,449,454
Cracker Barrel Old Country Store Inc (b)	248,744	14,026,674
Dave & Buster's Entertainment Inc (b)(c)	296,916	3,218,569
Dine Brands Global Inc (b)	138,239	4,968,310
El Pollo Loco Holdings Inc (c)	312,638	5,146,021
First Watch Restaurant Group Inc (c)	679,488	8,731,421
Genius Sports Ltd Class A (b)(c)	2,608,701	18,078,298
Global Business Travel Group I Class A (b)(c)	1,379,248	13,020,101
Hilton Grand Vacations Inc (c)	619,409	28,579,531
Inspired Entertainment Inc (b)(c)	271,913	1,870,761
Jack in the Box Inc (b)(c)	195,581	3,201,661
Krispy Kreme Inc (c)	873,266	2,776,986
Kura Sushi USA Inc Class A (b)(c)	75,739	3,489,296
Life Time Group Holdings Inc (c)	1,600,877	72,199,553
Lindblad Expeditions Holdings Inc (c)	546,561	16,167,274
Marriott Vacations Worldwide Corp (b)	308,566	30,088,271
Monarch Casino & Resort Inc	133,774	16,420,759
Nathan's Famous Inc	30,584	3,000,596
Navan Inc Class A (c)	1,141,023	30,374,032
Papa John's International Inc (b)	363,912	10,880,969
Penn Entertainment Inc (c)	1,412,254	28,993,575
Portillo's Inc Class A (b)(c)	733,403	3,351,652
Pursuit Attractions and Hospitality Inc (c)	229,298	11,586,428
Rci Hospitality Holdings Inc	73,887	1,853,825
Red Rock Resorts Inc Class A	524,596	33,804,966
Rush Street Interactive Inc Class A (c)	1,109,421	29,854,519
Sabre Corp (c)	3,722,099	6,885,883
Serve Robotics Inc (b)(c)	787,117	3,762,419
Shake Shack Inc Class A (c)	432,401	27,133,163
SHARPLINK INC (b)(c)	2,057,481	12,591,784
Six Flags Entertainment Corp (b)(c)	1,059,533	18,361,707
Sweetgreen Inc Class A (b)(c)	1,161,733	7,493,178
Target Hospitality Corp (c)	445,063	6,764,958
United Parks & Resorts Inc (b)(c)	215,843	9,633,073
Venu Holding Corp Class A (b)(c)	526,063	1,067,908
Wendy's Co/The (b)	1,783,539	13,126,847
Xponential Fitness Inc Class A (b)(c)	385,629	2,514,301
		706,592,178
Household Durables - 1.4%
Beazer Homes USA Inc (b)(c)	272,233	8,738,679
Cavco Industries Inc (c)	85,922	47,001,912
Century Communities Inc	278,964	18,735,222
Champion Homes Inc (c)	609,198	48,498,253
Cricut Inc Class A (b)	558,389	2,618,844
Dream Finders Homes Inc Class A (b)(c)	312,837	4,001,185
Ethan Allen Interiors Inc	264,948	5,934,835
Flexsteel Industries Inc (b)	36,189	2,679,072
Gopro Inc Class A (c)	1,457,285	1,091,506
Green Brick Partners Inc (c)	336,661	23,812,033
Hamilton Beach Brands Holding Co Class A	80,587	1,852,695
Helen of Troy Ltd (c)	255,066	7,047,474
Hovnanian Enterprises Inc Class A (c)	51,990	6,441,561
Installed Building Products Inc (b)	261,048	58,198,042
KB Home	671,391	36,906,363
La-Z-Boy Inc	444,824	17,517,169
Legacy Housing Corp (b)(c)	96,671	2,538,580
Leggett & Platt Inc	1,495,232	14,653,274
LGI Homes Inc (c)	228,115	12,448,236
Lifetime Brands Inc	134,485	1,125,639
Lovesac Co/The (b)(c)	155,013	2,494,159
M/I Homes Inc (c)	280,666	41,013,723
Meritage Homes Corp	731,052	51,319,850
Newell Brands Inc	4,710,245	26,377,372
Sonos Inc (c)	1,327,745	19,464,742
XMAX Inc (b)(c)	667,550	5,754,281
		468,264,701
Leisure Products - 0.5%
Acushnet Holdings Corp	305,415	30,929,377
Callaway Golf Co (c)	1,543,852	28,499,508
Escalade Inc	94,061	1,868,051
Funko Inc Class A (b)(c)	462,104	2,694,066
JAKKS Pacific Inc	104,560	2,753,065
Johnson Outdoors Inc Class A	72,148	3,384,463
Latham Group Inc (b)(c)	562,271	3,013,773
Malibu Boats Inc Class A (c)	219,433	6,049,768
MasterCraft Boat Holdings Inc (b)(c)	200,785	4,802,777
Peloton Interactive Inc Class A (b)(c)	4,468,657	28,554,718
Polaris Inc (b)	599,348	40,204,264
Smith & Wesson Brands Inc	490,715	7,139,903
Sturm Ruger & Co Inc	151,459	5,629,731
Tron Inc (b)(c)	568,018	795,225
		166,318,689
Specialty Retail - 2.1%
1-800-Flowers.com Inc Class A (b)(c)	245,791	958,585
Abercrombie & Fitch Co Class A (c)	488,211	48,596,523
Academy Sports & Outdoors Inc	713,650	33,862,693
Advance Auto Parts Inc (b)	672,680	37,360,647
American Eagle Outfitters Inc	1,739,680	29,887,702
Arhaus Inc Class A	577,793	4,281,446
Arko Corp	809,490	6,467,825
ARKO Petroleum Corp Class A (b)	132,879	2,697,444
Asbury Automotive Group Inc (c)	214,743	49,755,953
Barnes & Noble Education Inc	182,310	2,267,936
Bed Bath & Beyond Inc (b)(c)	816,307	4,122,350
Bob's Discount Furniture Inc (b)	215,111	3,585,900
Boot Barn Holdings Inc (c)	339,982	50,653,919
Buckle Inc/The	355,950	15,579,932
Build-A-Bear Workshop Inc (b)	133,492	4,528,049
Caleres Inc	368,403	4,730,295
Camping World Holdings Inc Class A	676,090	4,184,997
Citi Trends Inc (c)	55,007	3,667,317
Designer Brands Inc Class A	381,839	2,306,308
Envela Corp (c)	75,631	1,639,680
EVgo Inc Class A (b)(c)	1,480,219	2,338,746
Genesco Inc (c)	105,286	4,024,031
Group 1 Automotive Inc	128,734	36,917,049
Haverty Furniture Cos Inc (b)	155,344	3,827,676
J Jill Inc (b)	75,599	1,377,414
Lands' End Inc (c)	109,515	1,316,370
MarineMax Inc (b)(c)	219,026	7,549,826
Monro Inc (b)	278,177	3,407,668
National Vision Holdings Inc (b)(c)	869,957	19,173,852
OneWater Marine Inc Class A (b)(c)	126,933	1,554,929
Outdoor Holding Co (c)	1,161,627	2,485,882
Petco Health & Wellness Co Inc Class A (b)(c)	1,003,874	2,800,808
RealReal Inc/The (b)(c)	1,230,356	14,875,004
Rent the Runway Inc Class A (c)	88,918	320,549
Revolve Group Inc Class A (c)	460,252	11,556,928
RH (c)	171,812	28,438,322
RideNow Group Inc Class B (c)	165,845	1,024,922
Sally Beauty Holdings Inc (c)	1,062,519	15,905,909
Shoe Station Group Inc (b)	207,932	3,160,566
Signet Jewelers Ltd (b)	434,690	40,382,701
Sonic Automotive Inc Class A (b)	133,227	12,200,929
Stitch Fix Inc Class A (c)	1,285,852	5,169,125
ThredUp Inc Class A (c)	1,151,959	6,658,323
Torrid Holdings Inc (b)(c)	366,660	934,983
Upbound Group Inc	610,211	11,831,991
Urban Outfitters Inc (c)	634,761	47,086,571
Victoria's Secret & Co (c)	771,586	68,424,247
Warby Parker Inc Class A (b)(c)	1,132,853	30,235,847
Winmark Corp	33,107	11,041,185
Zumiez Inc (b)(c)	147,030	2,892,080
		710,049,934
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (c)	1,307,466	20,827,933
Carter's Inc	395,533	15,255,708
Figs Inc Class A (c)	1,040,226	11,130,418
Fossil Group Inc (b)(c)	591,137	2,926,128
G-III Apparel Group Ltd	401,327	14,612,316
Kontoor Brands Inc	607,494	50,871,548
Movado Group Inc	168,471	6,432,223
Oxford Industries Inc (b)	156,691	5,941,723
Playboy Inc (c)	616,332	684,129
Rocky Brands Inc	79,200	3,868,128
Steven Madden Ltd	802,089	36,960,261
Superior Group of Cos Inc	119,093	1,411,252
Under Armour Inc Class A (b)(c)	2,710,206	18,022,870
Under Armour Inc Class C (b)(c)	1,428,560	9,271,354
Wolverine World Wide Inc	908,238	17,874,124
		216,090,115
TOTAL CONSUMER DISCRETIONARY		3,087,268,827
Consumer Staples - 1.9%
Beverages - 0.1%
Boston Beer Co Inc/The Class A (c)	84,821	15,539,207
MGP Ingredients Inc	162,406	2,874,586
National Beverage Corp	265,272	8,393,206
Vita Coco Co Inc/The (c)	537,323	35,431,079
		62,238,078
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	366,429	25,935,845
Chefs' Warehouse Inc/The (c)	406,720	46,915,152
Grocery Outlet Holding Corp (b)(c)	1,034,084	9,503,232
Ingles Markets Inc Class A	163,198	14,689,452
Natural Grocers by Vitamin Cottage Inc (b)	143,815	4,610,709
PriceSmart Inc	288,126	55,870,513
United Natural Foods Inc (c)	667,328	33,920,282
Village Super Market Inc Class A	104,192	4,578,196
Weis Markets Inc	137,592	10,601,464
Yesway Inc Class A (b)(c)	172,312	3,604,766
		210,229,611
Food Products - 0.6%
Alico Inc	61,169	2,309,741
B&G Foods Inc (b)	898,558	3,171,910
BRC Inc Class A (c)	851,816	877,370
Cal-Maine Foods Inc	479,207	42,064,791
Del Monte Corp	366,759	10,896,410
Dole PLC	860,060	12,161,248
Flowers Foods Inc (b)	2,114,984	14,847,188
J & J Snack Foods Corp	167,606	12,821,859
John B Sanfilippo & Son Inc	88,660	7,337,502
Lifeway Foods Inc (b)(c)	61,911	1,843,710
Limoneira Co (b)	179,336	2,325,988
Mama's Creations Inc (b)(c)	411,015	7,575,006
Marzetti Company/The	218,814	23,384,653
Mission Produce Inc (b)(c)	625,330	7,885,411
Once Upon a Farm PBC (b)(c)	142,041	2,154,762
Seneca Foods Corp Class A (c)	49,410	8,176,861
Simply Good Foods Co/The (c)	917,944	9,344,670
Utz Brands Inc Class A	808,879	11,421,371
Vital Farms Inc (b)(c)	397,913	5,065,432
Westrock Coffee Co (c)	407,104	3,305,684
		188,971,567
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	182,640	7,862,652
Central Garden & Pet Co Class A (c)	447,865	16,978,562
Energizer Holdings Inc	683,587	14,334,819
Oil-Dri Corp of America	109,531	10,866,571
Spectrum Brands Holdings Inc (b)	249,826	22,177,054
WD-40 Co	150,021	34,075,770
		106,295,428
Personal Care Products - 0.3%
BellRing Brands Inc (c)	1,295,436	16,050,452
Coty Inc Class A (b)(c)	3,941,027	10,837,824
Edgewell Personal Care Co (b)	517,827	14,079,716
Herbalife Ltd (b)(c)	1,120,691	13,918,982
Honest Co Inc/The (b)(c)	1,045,542	3,816,228
Interparfums Inc (b)	203,098	25,295,856
Nature's Sunshine Products Inc (c)	158,312	3,189,987
Niagen Bioscience Inc (b)(c)	625,759	2,127,581
Nu Skin Enterprises Inc Class A	545,135	2,829,251
USANA Health Sciences Inc (c)	123,216	2,724,306
		94,870,183
Tobacco - 0.0%
Turning Point Brands Inc	207,534	15,484,112
Universal Corp/VA	275,492	14,515,673
		29,999,785
TOTAL CONSUMER STAPLES		692,604,652
Energy - 5.6%
Energy Equipment & Services - 2.2%
Archrock Inc	1,910,507	68,319,730
Atlas Energy Solutions Inc (b)	906,554	9,781,718
Bristow Group Inc	288,501	13,074,865
Cactus Inc Class A	771,798	50,174,588
Core Laboratories Inc	509,572	5,421,846
Energy Services of America Corp	153,816	2,211,874
Expro Ltd (b)	910,385	14,520,641
Flowco Holdings Inc Class A	394,759	8,072,822
Forum Energy Technologies Inc (b)(c)	116,954	7,329,507
Helix Energy Solutions Group Inc (c)	1,537,286	14,619,590
Helmerich & Payne Inc	1,077,445	37,247,274
HMH Holding Inc Class A (b)(c)	111,495	2,317,981
Innovex International Inc (c)	500,914	14,065,665
Kodiak Gas Services Inc	1,104,734	64,858,933
Liberty Energy Inc Class A	1,765,613	33,034,619
Nabors Industries Ltd (b)(c)	156,626	13,418,149
National Energy Services Reunited Corp (c)	673,338	18,153,192
Natural Gas Services Group Inc	128,496	4,708,093
Noble Corp PLC (b)	1,409,564	59,765,514
Oceaneering International Inc (b)(c)	1,101,599	53,735,999
Oil States International Inc (c)	623,070	5,053,098
Patterson-UTI Energy Inc	3,851,236	40,360,953
ProFrac Holding Corp Class A (b)(c)	314,723	1,271,481
ProPetro Holding Corp (b)(c)	1,094,442	12,148,306
Ranger Energy Services Inc Class A	207,956	3,337,694
RPC Inc	1,128,185	6,329,118
SEACOR Marine Holdings Inc (b)(c)	239,686	2,260,239
Select Water Solutions Inc Class A	1,245,130	23,059,808
Smart Sand Inc (b)	330,199	1,423,158
Solaris Energy Infrastructure Inc Class A (b)	584,242	30,035,881
TETRA Technologies Inc (b)(c)	1,424,061	10,965,270
Tidewater Inc (b)(c)	547,976	41,131,079
Transocean Ltd (b)(c)	10,796,662	57,438,242
Valaris Ltd (c)	629,360	49,839,018
		779,485,945
Oil, Gas & Consumable Fuels - 3.4%
Aemetis Inc (c)	696,161	1,051,202
American Resources Corp (b)(c)	969,339	1,735,117
Amplify Energy Corp (c)	384,300	1,502,613
California Resources Corp	802,977	42,252,650
Calumet Inc (c)	754,715	33,350,856
Centrus Energy Corp Class A (b)(c)	203,951	36,085,050
Clean Energy Fuels Corp (c)	1,769,291	3,432,425
CNX Resources Corp (c)	1,508,106	53,990,195
Comstock Inc (b)(c)	804,117	2,203,281
Comstock Resources Inc (b)(c)	775,549	10,283,780
Core Natural Resources Inc	555,772	44,372,836
Crescent Energy Co Class A (b)	2,843,621	32,616,333
CVR Energy Inc	326,916	11,644,748
Delek US Holdings Inc	667,250	45,286,258
DHT Holdings Inc	1,616,624	30,020,708
Diversified Energy Co (b)	785,541	10,573,382
Dorian LPG Ltd	411,156	19,497,018
Encore Energy Corp (United States) (b)(c)	2,121,571	2,312,512
Energy Fuels Inc/Canada (United States) (b)(c)	2,752,504	31,488,646
Epsilon Energy Ltd (b)	223,680	1,252,608
Evolution Petroleum Corp (b)	381,832	1,405,142
Excelerate Energy Inc Class A (b)	263,210	10,336,257
FutureFuel Corp	286,809	1,419,705
Gevo Inc (b)(c)	2,600,935	3,849,384
Granite Ridge Resources Inc	641,699	3,048,070
Green Plains Inc (c)	758,222	12,776,041
Gulfport Energy Corp (c)	173,558	28,007,054
HighPeak Energy Inc Class A (b)	248,962	1,780,078
Infinity Natural Resources Inc Class A (b)(c)	178,930	2,354,719
International Seaways Inc	462,150	44,449,587
Kinetik Holdings Inc Class A	565,347	28,589,598
Lightbridge Corp (b)(c)	375,687	3,095,661
Magnolia Oil & Gas Corp Class A	2,537,778	65,246,272
Murphy Oil Corp	1,517,684	60,312,762
NACCO Industries Inc Class A	44,904	2,128,450
Navigator Holdings Ltd	403,792	9,024,751
New Era Energy & Digital Inc (b)(c)	875,838	4,081,405
NextDecade Corp (b)(c)	1,834,417	12,327,282
Nordic American Tankers Ltd (b)	2,265,898	14,796,314
Northern Oil & Gas Inc	1,157,179	24,474,336
OPAL Fuels Inc Class A (b)(c)	232,343	546,005
Par Pacific Holdings Inc (c)	537,356	46,228,737
PBF Energy Inc Class A	1,081,274	78,154,485
Peabody Energy Corp	1,355,736	28,904,292
PEDEVCO Corp (b)(c)	15,525	167,824
PrimeEnergy Resources Corp (b)(c)	7,095	1,306,190
REX American Resources Corp (c)	319,918	13,769,271
Riley Exploration Permian Inc	168,530	5,775,523
Ring Energy Inc (c)	2,045,840	2,536,842
Sable Offshore Corp (b)(c)	1,462,376	7,735,969
SandRidge Energy Inc	354,296	4,931,800
SM Energy Co	2,666,224	86,705,604
Summit Midstream Corp Class A (c)	94,699	2,918,623
Talos Energy Inc (c)	1,394,295	21,165,398
Ur-Energy Inc (United States) (b)(c)	4,150,903	5,064,102
Uranium Energy Corp (b)(c)	5,410,344	51,939,302
VAALCO Energy Inc (b)	1,142,777	6,091,001
Vitesse Energy Inc (b)	365,746	5,705,638
W&T Offshore Inc (b)	1,062,753	3,815,283
World Kinect Corp	551,335	21,976,213
		1,143,893,188
TOTAL ENERGY		1,923,379,133
Financials - 18.6%
Banks - 10.8%
1st Source Corp	196,151	17,602,591
ACNB Corp (b)	111,941	7,217,956
Amalgamated Financial Corp	200,630	9,907,109
Amerant Bancorp Inc Class A	375,484	11,114,326
Ameris Bancorp	720,601	62,843,613
Ames National Corp (b)	97,966	2,996,780
Arrow Financial Corp	180,716	7,199,725
Associated Banc-Corp	1,595,358	49,264,655
Atlantic Union Bankshares Corp	1,584,014	67,209,714
Avidbank Holdings Inc (b)(c)	96,163	3,135,875
Avidia Bancorp Inc	196,239	4,376,130
Axos Financial Inc (c)	605,461	61,399,800
Banc of California Inc	1,684,698	32,261,967
BancFirst Corp	236,951	26,732,812
Bancorp Inc/The (c)	438,766	29,428,036
Bank First Corp (b)	112,757	17,222,504
Bank of Hawaii Corp (b)	437,427	34,950,417
Bank of Marin Bancorp	164,607	4,799,940
Bank7 Corp	47,732	2,399,965
BankUnited Inc	817,146	38,119,861
Bankwell Financial Group Inc	65,203	4,443,584
Banner Corp	371,364	26,147,739
Bar Harbor Bankshares	183,649	7,292,702
BayCom Corp	114,299	3,449,544
BCB Bancorp Inc	182,125	1,819,429
Beacon Financial Corp	933,125	29,402,769
Blue Ridge Bankshares Inc (b)	681,993	2,393,795
Bridgewater Bancshares Inc (b)(c)	227,366	4,656,456
Burke & Herbert Financial Services Corp	168,402	12,335,447
Business First Bancshares Inc	346,400	11,022,448
BV Financial Inc (c)	68,781	1,412,762
Byline Bancorp Inc	333,771	13,107,187
C&F Financial Corp (b)	32,951	2,721,423
California BanCorp	281,401	5,993,841
Camden National Corp	187,101	10,831,277
Capital Bancorp Inc	120,740	4,507,224
Capital City Bank Group Inc	152,615	7,916,140
Capitol Federal Financial Inc	1,351,984	11,951,539
Carter Bankshares Inc	241,596	8,354,390
Cathay General Bancorp	718,771	45,419,139
CB Financial Services Inc (b)	51,559	1,888,606
Central Pacific Financial Corp	287,515	11,328,091
CF Bankshares Inc Class A	54,367	1,933,291
Chain Bridge Bancorp Inc Class A (b)(c)	27,732	1,262,915
Chemung Financial Corp	44,203	3,602,102
ChoiceOne Financial Services Inc	159,176	5,416,759
Citizens & Northern Corp	196,318	4,984,514
Citizens Community Bancorp Inc/WI	97,399	2,142,778
Citizens Financial Services Inc (b)	51,075	3,959,334
City Holding Co	153,789	22,316,322
Civista Bancshares Inc	228,545	6,641,518
CNB Financial Corp/PA (b)	324,408	11,386,721
Coastal Financial Corp/WA Class A (c)	144,370	5,917,726
CoastalSouth Bancshares Inc	84,346	2,300,115
Colony Bankcorp Inc	226,208	4,958,479
Columbia Financial Inc (b)	3,089,365	33,396,036
Commercial Bancgroup Inc	91,949	3,148,334
Community Bancorp/VT	56,158	2,271,591
Community Financial System Inc	586,344	38,000,955
Community Trust Bancorp Inc	178,280	13,986,066
Community West Bancshares	262,864	6,579,486
Connectone Bancorp Inc	534,720	17,613,677
Customers Bancorp Inc (c)	340,361	26,779,603
CVB Financial Corp	1,874,470	41,931,894
Dime Commercial Bancshares Inc	449,534	18,323,006
Eagle Bancorp Inc	312,029	8,658,805
Eagle Bancorp Montana Inc	82,585	1,934,967
Eagle Financial Services Inc	52,463	2,127,375
Eastern Bankshares Inc (b)	2,408,605	55,301,571
ECB Bancorp Inc/MD (b)(c)	74,858	1,538,332
Enterprise Financial Services Corp	403,221	26,737,585
Equity Bancshares Inc Class A	188,519	9,554,143
Esquire Financial Holdings Inc (b)	79,845	10,317,571
Farmers & Merchants Bancorp Inc/Archbold OH	150,491	5,020,380
Farmers National Banc Corp	652,892	10,354,867
FB Bancorp Inc (b)(c)	163,996	2,534,558
FB Financial Corp	484,733	29,268,179
Fidelity D&D Bancorp Inc	52,550	2,764,130
Financial Institutions Inc	218,019	9,039,068
Finwise Bancorp (b)(c)	101,609	1,398,140
First Bancorp Inc/The	122,977	4,316,493
First Bancorp/Southern Pines NC (b)	446,784	28,089,310
First Bank/Hamilton NJ	239,114	4,430,782
First Busey Corp	901,436	27,818,315
First Business Financial Services Inc	88,007	6,178,971
First Capital Inc (b)	36,357	2,300,671
First Commonwealth Financial Corp	1,123,738	24,194,079
First Community Bankshares Inc	181,591	8,665,523
First Community Corp/SC	93,401	3,190,578
First Financial Bancorp (b)	1,166,374	39,458,432
First Financial Bankshares Inc	1,465,086	51,483,122
First Financial Corp	127,202	10,246,121
First Guaranty Bancshares Inc (b)	64,546	618,995
First Internet Bancorp	82,858	2,440,997
First Interstate BancSystem Inc Class A	1,012,641	38,500,611
First Merchants Corp	698,296	30,124,489
First Mid Bancshares Inc (b)	268,165	13,968,715
First National Corp/VA	86,023	2,731,230
First Northern Community Bancorp	159,653	2,937,615
First United Corp	66,010	2,913,681
First Western Financial Inc (c)	92,532	2,882,372
Firstsun Capital Bancorp (b)(c)	271,069	10,484,949
Five Star Bancorp	170,927	8,066,045
Flagstar Financial Inc	3,388,178	48,179,891
Franklin Financial Services Corp	47,159	2,978,562
FS Bancorp Inc	71,634	3,073,815
Fulton Financial Corp	2,146,721	52,229,722
FVCBankcorp Inc	161,110	2,995,035
GBank Financial Holdings Inc (c)	103,595	2,156,848
German American Bancorp Inc	408,262	20,772,371
Glacier Bancorp Inc	1,451,829	71,560,651
Great Southern Bancorp Inc	87,266	7,008,332
Greene County Bancorp Inc	77,144	2,581,238
Hancock Whitney Corp	906,961	69,835,997
Hanmi Financial Corp	330,215	10,527,254
Hanover Bancorp Inc	45,841	1,203,096
Hawthorn Bancshares Inc	63,743	2,485,340
HBT Financial Inc	178,699	6,404,572
Heritage Financial Corp Wash	457,016	13,587,086
Hilltop Holdings Inc	441,513	17,413,273
Hingham Institution For Savings The	17,739	5,058,808
Home Bancorp Inc	76,760	5,476,058
Home BancShares Inc/AR	2,064,992	64,159,301
HomeTrust Bancshares Inc	166,426	8,519,347
Hope Bancorp Inc	1,381,850	19,359,719
Horizon Bancorp Inc/IN	560,702	11,466,356
Independent Bank Corp	536,783	44,998,519
Independent Bank Corp/MI	220,210	8,412,022
International Bancshares Corp	605,597	46,352,394
Investar Holding Corp	136,315	4,105,808
Isabella Bank Corp	76,856	3,051,952
John Marshall Bancorp Inc	135,634	3,146,709
Kearny Financial Corp/MD	657,099	6,301,579
Lakeland Financial Corp	272,575	17,076,824
Landmark Bancorp Inc/Manhattan KS	58,686	1,839,219
LCNB Corp	157,954	3,129,069
Live Oak Bancshares Inc	398,018	17,035,170
MainStreet Bancshares Inc	68,351	1,576,174
Mechanics Bancorp Class A (b)	457,530	7,681,929
Mercantile Bank Corp	188,836	11,345,267
Meridian Corp	106,525	2,092,151
Metrocity Bankshares Inc	255,153	9,027,313
Metropolitan Bank Holding Corp	121,602	11,245,753
Mid Penn Bancorp Inc	237,647	9,111,386
Midland States Bancorp Inc	216,090	7,275,750
MVB Financial Corp	130,010	3,984,807
National Bank Holdings Corp Class A (b)	477,649	20,629,660
National Bankshares Inc VA	71,152	2,888,771
NB Bancorp Inc	443,068	10,194,995
Nbt Bancorp Inc	567,967	29,903,463
Nicolet Bankshares Inc (b)	218,287	37,309,614
Northeast Bank	82,800	10,281,276
Northeast Community Bancorp Inc	138,580	3,700,086
Northpointe Bancshares Inc	223,470	3,910,725
Northrim BanCorp Inc	241,814	6,410,489
Northwest Bancshares Inc	1,645,508	25,900,296
Norwood Financial Corp	114,758	3,900,624
Oak Valley Bancorp	76,822	2,601,961
OceanFirst Financial Corp	928,717	17,933,525
Ohio Valley Banc Corp	41,568	1,748,350
Old National Bancorp/IN	3,818,600	101,727,504
Old Second Bancorp Inc	549,405	13,894,452
OP Bancorp	136,371	2,127,388
Orange County Bancorp Inc	137,919	5,275,402
Origin Bancorp Inc	328,374	17,971,909
Orrstown Financial Services Inc	210,144	8,979,453
Park National Corp	185,531	38,618,278
Parke Bancorp Inc	109,663	3,744,991
Pathward Financial Inc	235,078	20,743,283
PCB Bancorp	119,780	3,338,269
Peapack-Gladstone Financial Corp	174,889	8,041,396
Peoples Bancorp Inc/OH	394,061	16,416,581
Peoples Bancorp of North Carolina Inc	48,942	2,104,506
Peoples Financial Services Corp (b)	104,519	7,353,957
Pioneer Bancorp Inc/NY (b)(c)	111,185	1,914,606
Plumas Bancorp	71,252	4,368,460
Ponce Financial Group Inc (c)	209,327	4,224,219
Preferred Bank/Los Angeles CA	124,807	13,034,843
Primis Financial Corp	239,802	3,841,628
Princeton Bancorp Inc	56,624	2,335,174
Provident Financial Services Inc	1,427,753	35,236,944
QCR Holdings Inc	180,572	18,589,887
RBB Bancorp	178,749	4,713,611
Red River Bancshares Inc (b)	55,947	5,625,471
Renasant Corp	1,034,985	45,094,296
Republic Bancorp Inc/KY Class A (b)	93,525	9,309,479
Rhinebeck Bancorp Inc (b)(c)	68,439	821,267
Richmond Mutual BanCorp Inc (b)	93,594	1,464,746
S&T Bancorp Inc	405,858	21,165,495
Seacoast Banking Corp of Florida	1,077,828	37,443,745
ServisFirst Bancshares Inc	573,583	51,335,679
Shore Bancshares Inc	343,549	8,416,951
Sierra Bancorp	131,093	5,343,351
Simmons First National Corp Class A	1,611,324	38,011,133
SmartFinancial Inc	168,474	8,828,038
South Plains Financial Inc (b)	170,331	7,637,642
Southern Financial Capital Trust III (c)	98,405	6,140,472
Southern Missouri Bancorp Inc	104,481	8,087,874
Southside Bancshares Inc	323,056	10,502,551
SR Bancorp Inc	70,808	1,384,296
Stock Yards Bancorp Inc (b)	290,721	24,740,357
Texas Capital Bancshares Inc	477,322	47,183,280
Third Coast Bancshares Inc (b)(c)	168,812	7,400,718
Timberland Bancorp Inc/WA	81,963	3,674,401
Tompkins Financial Corp	151,697	15,145,428
Towne Bank/Portsmouth VA	967,969	36,695,705
TriCo Bancshares	328,702	18,913,513
Triumph Financial Inc (c)	252,606	19,180,374
TrustCo Bank Corp NY	190,601	10,860,445
Trustmark Corp	614,624	29,163,909
UMB Financial Corp	806,756	117,568,552
United Bankshares Inc/WV	1,534,843	74,363,143
United Community Banks Inc/GA	1,340,286	47,499,736
Unity Bancorp Inc	80,298	4,728,749
Univest Financial Corp	307,246	13,592,563
USCB Financial Holdings Inc	131,580	2,890,813
Valley National Bancorp	5,355,188	76,525,637
Virginia National Bankshares Corp	53,430	2,446,827
WaFd Inc	814,788	29,959,755
Washington Trust Bancorp Inc	217,270	8,469,185
WesBanco Inc	1,059,590	43,845,834
West BanCorp Inc	172,955	4,851,388
Westamerica BanCorp	261,493	15,728,804
Western New England Bancorp Inc	193,911	2,507,269
WSFS Financial Corp	578,510	46,396,502
		3,654,702,713
Capital Markets - 1.8%
Acadian Asset Management Inc	308,601	26,690,900
AlTi Global Inc Class A (b)(c)	542,964	1,954,670
Artisan Partners Asset Management Inc Class A	712,285	27,950,063
Bakkt Inc Class A (b)(c)	321,899	2,308,016
BGC Group Inc Class A	4,119,686	47,458,783
BRC Group Holdings Inc (b)(c)	252,740	1,809,618
Cohen & Steers Inc	310,958	25,582,515
DigitalBridge Group Inc Class A	1,947,075	30,900,080
Donnelley Financial Solutions Inc (b)(c)	271,249	12,830,078
GCM Grosvenor Inc Class A	641,332	8,003,823
Gemini Space Station Inc Class A (b)	446,641	1,741,900
Innventure Inc (b)(c)	608,895	1,960,642
MarketWise Inc Class A	26,101	514,190
Miami International Holdings Inc (b)	836,284	39,338,799
Moelis & Co Class A	825,962	55,405,531
Perella Weinberg Partners Class A	767,288	13,542,633
Piper Sandler Cos	772,213	58,533,745
PJT Partners Inc Class A (b)	268,518	45,194,265
Ridgepost Capital Inc Class A (b)	659,089	5,681,347
Silvercrest Asset Management Group Inc Class A	77,053	792,105
StepStone Group Inc Class A	850,417	37,299,290
StoneX Group Inc (c)	1,193,520	91,387,827
Value Line Inc	8,107	277,178
Victory Capital Holdings Inc Class A (b)	470,388	46,582,524
Virtus Invt Partners Inc	70,719	11,269,073
Wealthfront Corp (b)(c)	397,731	3,774,467
Westwood Holdings Group Inc	81,923	1,570,464
WisdomTree Inc	1,488,441	28,831,102
		629,185,628
Consumer Finance - 1.2%
Atlanticus Holdings Corp (b)(c)	55,286	5,832,120
Bread Financial Holdings Inc	447,215	48,330,525
Consumer Portfolio Services Inc (c)	93,897	875,120
Dave Inc Class A (c)	112,216	41,821,781
Encore Capital Group Inc (b)(c)	231,076	21,739,630
Enova International Inc (c)	266,131	67,634,533
FirstCash Holdings Inc	450,371	91,880,189
Green Dot Corp Class A (c)	597,016	7,826,880
Happen Inc (c)	1,255,353	24,027,456
Jefferson Capital Inc	250,548	5,038,520
Lendingtree Inc (c)	124,714	3,973,388
Medallion Financial Corp	195,458	1,942,853
Navient Corp (b)	708,973	5,948,283
Nelnet Inc Class A	162,697	22,105,641
NerdWallet Inc Class A (b)(c)	361,023	3,249,207
Oportun Financial Corp (c)	454,113	2,515,786
OppFi Inc Class A (b)(c)	277,785	2,602,845
PRA Group Inc (c)	418,203	7,264,186
PROG Holdings Inc	433,659	19,089,669
Regional Management Corp	96,870	3,125,995
Upstart Holdings Inc (b)(c)	936,082	25,686,090
World Acceptance Corp (b)(c)	27,044	4,862,782
		417,373,479
Financial Services - 2.0%
Acacia Research Corp (b)(c)	370,233	1,640,132
Alerus Financial Corp (b)	263,092	8,753,071
Better Home & Finance Holding Co Class A (b)(c)	87,129	2,047,532
Burford Capital Ltd (United States) (b)	2,241,533	9,235,116
Cannae Holdings Inc (b)	438,868	6,385,529
Cass Information Systems Inc (b)	127,487	7,129,073
Compass Diversified Holdings (c)	742,815	7,487,575
Enact Holdings Inc (b)	303,331	14,353,623
Essent Group Ltd	998,745	65,877,220
Federal Agricultural Mortgage Corp Class C	102,765	23,389,314
Finance of America Cos Inc Class A (b)(c)	41,089	934,775
Flywire Corp (c)	1,313,141	21,023,387
HA Sustainable Infrastructure Capital Inc	1,411,931	53,469,827
International Money Express Inc (c)	296,316	3,514,308
Jackson Financial Inc	724,066	88,538,791
loanDepot Inc Class A (b)(c)	1,227,784	1,204,702
Marqeta Inc Class A (c)	957,604	16,624,005
Merchants Bancorp/IN (b)	276,634	15,264,664
NCR Atleos Corp (c)	806,082	37,910,036
NewtekOne Inc	291,917	4,329,129
NMI Holdings Inc (c)	838,954	37,165,662
Onity Group Inc (b)(c)	76,623	2,808,999
Paymentus Holdings Inc Class A (c)	650,843	22,193,746
Payoneer Global Inc (c)	2,890,536	20,725,143
Paysafe Ltd (b)(c)	265,049	2,141,596
Paysign Inc (b)(c)	487,797	4,370,661
PennyMac Financial Services Inc	328,195	24,749,185
Priority Technology Holdings Inc (b)(c)	373,922	2,430,493
Radian Group Inc	1,496,379	58,343,817
Remitly Global Inc (c)	2,077,189	47,297,594
Repay Holdings Corp Class A (c)	710,206	2,840,824
Security National Financial Corp Class A	180,247	1,688,914
Sezzle Inc (b)(c)	179,466	27,772,364
Velocity Financial Inc (b)(c)	127,542	2,237,087
Walker & Dunlop Inc	372,148	18,492,034
Waterstone Financial Inc	167,786	3,442,969
		667,812,897
Insurance - 2.1%
Abacus Global Management Inc Class A (b)	308,421	3,179,821
American Coastal Insurance Corp (b)	269,090	2,857,736
American Integrity Insurance Group Inc	132,385	2,686,092
Amerisafe Inc	210,230	6,105,079
Ategrity Specialty Holdings LLC (b)(c)	101,938	2,448,551
Baldwin Insurance Group Inc/The Class A (c)	1,071,840	29,732,842
Bowhead Specialty Holdings Inc (c)	199,063	6,089,337
Citizens Inc/TX Class A (c)	498,684	2,358,775
CNO Financial Group Inc	1,023,944	56,409,075
Crawford & Co Class A	176,589	1,926,586
Donegal Group Inc Class A	193,356	3,816,847
Employers Holdings Inc	204,476	10,336,262
Exzeo Group Inc (b)	90,458	1,403,907
F&G Annuities & Life Inc (b)	391,998	11,199,383
Genworth Financial Inc Class A (c)	4,207,459	41,359,322
Goosehead Insurance Inc Class A (c)	255,691	15,852,842
Greenlight Capital Re Ltd Class A (c)	285,740	4,757,571
HCI Group Inc	123,240	21,568,232
Heritage Insurance Holdings Inc (c)	271,094	7,962,031
Hippo Holdings Inc (c)	208,373	6,553,331
Horace Mann Educators Corp	445,034	23,190,722
Investors Title Co (b)	15,802	4,571,361
James River Group Holdings Inc	410,511	1,843,193
Kemper Corp	655,639	18,607,035
Kingstone Cos Inc	127,514	2,546,455
Lemonade Inc (c)	786,820	38,011,274
MBIA Inc (b)(c)	488,763	2,502,467
Mercury General Corp	298,240	31,947,469
Neptune Insurance Holdings Inc Class A	416,104	13,194,658
NI Holdings Inc (c)	66,631	1,009,459
Octave Specialty Group Inc (c)	447,301	2,415,425
Oscar Health Inc Class A (c)	2,634,954	82,263,264
Palomar Hldgs Inc (c)	290,321	38,842,047
Root Inc/OH Class A (b)(c)	141,021	7,636,287
Safety Insurance Group Inc	163,114	16,864,356
Selective Insurance Group Inc	666,349	63,163,222
SiriusPoint Ltd (c)	1,158,530	27,399,235
Skyward Specialty Insurance Group Inc (c)	458,274	27,473,526
Slide Insurance Holdings Inc (c)	724,195	14,462,174
Stewart Information Services Corp	336,024	22,711,862
Tiptree Inc Class A	255,782	4,545,246
Trupanion Inc (c)	370,787	9,080,574
United Fire Group Inc	236,900	12,167,184
Universal Insurance Holdings Inc	278,066	12,154,265
		717,206,382
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
ACRES Commercial Realty Corp (c)	62,914	1,100,995
Adamas Trust Inc	938,303	8,510,408
Angel Oak Mortgage REIT Inc	193,239	1,710,165
Arbor Realty Trust Inc (b)	2,115,729	10,599,802
Ares Commercial Real Estate Corp (b)	608,342	2,591,537
ARMOUR Residential REIT Inc	1,397,571	23,017,994
Blackstone Mortgage Trust Inc Class A (b)	1,776,813	25,834,861
Brightspire Capital Inc Class A	1,382,747	6,927,562
Chimera Investment Corp	935,406	11,673,867
Claros Mortgage Trust Inc (b)(c)	1,025,950	1,815,932
Dynex Capital Inc	2,406,535	30,587,061
Ellington Financial Inc	1,356,471	18,013,935
Franklin BSP Realty Trust Inc	869,917	6,602,670
Invesco Mortgage Capital Inc (b)	1,004,561	7,443,797
KKR Real Estate Select Trust Inc (b)	602,427	4,192,892
Ladder Capital Corp Class A	1,256,151	12,008,804
MFA Financial Inc	1,143,204	10,414,588
Nexpoint Real Estate Finance Inc	85,141	1,443,991
Orchid Island Capital Inc	2,254,084	14,629,005
Pennymac Mortgage Investment Trust	976,597	9,209,310
Ready Capital Corp	1,602,743	2,291,922
Redwood Trust Inc	1,387,436	6,340,583
Seven Hills Realty Trust	260,461	1,963,876
TPG Mortgage Investment Trust Inc	334,852	2,333,918
TPG RE Finance Trust Inc	801,889	6,391,055
Two Harbors Investment Corp	1,164,443	14,078,116
		241,728,646
TOTAL FINANCIALS		6,328,009,745
Health Care - 19.2%
Biotechnology - 9.5%
4D Molecular Therapeutics Inc (b)(c)	501,536	5,105,636
Abeona Therapeutics Inc (b)(c)	478,770	3,073,703
Absci Corp (b)(c)	1,514,965	11,786,428
ACADIA Pharmaceuticals Inc (c)	1,408,238	36,431,117
Achieve Life Sciences Inc (b)(c)	851,832	5,468,761
Acumen Pharmaceuticals Inc (c)	513,773	1,104,612
ADMA Biologics Inc (c)	2,521,484	21,331,755
Agenus Inc (b)(c)	435,952	3,269,640
Agios Pharmaceuticals Inc (c)	646,318	19,402,466
Akebia Therapeutics Inc (c)	2,807,664	3,706,116
Aktis Oncology Inc (b)	232,435	5,129,840
Alector Inc (c)	1,067,159	1,611,410
Alkermes PLC (c)	1,832,599	89,779,025
Allogene Therapeutics Inc (c)	2,909,372	5,469,619
Altimmune Inc (b)(c)	2,173,494	6,172,723
ALX Oncology Holdings Inc (b)(c)	1,174,485	2,278,501
AnaptysBio Inc (c)	215,873	11,518,983
Anavex Life Sciences Corp (b)(c)	1,002,575	2,757,081
Anika Therapeutics Inc (c)	123,749	2,385,881
Annexon Inc (b)(c)	1,696,340	8,642,852
Apogee Therapeutics Inc (c)	492,992	66,105,297
Arbutus Biopharma Corp (b)(c)	1,759,046	7,634,260
Arcturus Therapeutics Holdings Inc (b)(c)	292,439	1,684,449
Arcus Biosciences Inc (c)	978,275	27,577,572
Arcutis Biotherapeutics Inc (c)	1,250,551	33,589,800
Ardelyx Inc (c)	2,670,245	13,217,713
Armata Pharmaceuticals Inc (c)	128,856	585,006
ArriVent Biopharma Inc (b)(c)	414,872	12,371,483
ARS Pharmaceuticals Inc (b)(c)	670,463	3,439,475
Assembly Biosciences Inc (b)(c)	107,386	2,696,462
Atrium Therapeutics Inc	154,179	1,749,932
Aura Biosciences Inc (b)(c)	488,920	3,427,329
Avalo Therapeutics Inc (c)	457,313	8,345,962
Beam Therapeutics Inc (b)(c)	1,084,817	27,684,530
Bicara Therapeutics Inc (b)(c)	483,715	13,108,677
BioCryst Pharmaceuticals Inc (c)	2,538,144	22,792,533
Biohaven Ltd (c)	1,459,506	19,703,331
Black Diamond Therapeutics Inc (b)(c)	513,120	867,173
C4 Therapeutics Inc (c)	1,110,012	3,862,842
Cabaletta Bio Inc (b)(c)	1,229,372	3,294,717
CAMP4 Therapeutics Corp (b)(c)	341,836	1,179,334
Candel Therapeutics Inc (b)(c)	693,034	6,937,270
Canton Strategic Holdings Inc (b)(c)	487,016	939,941
Capricor Therapeutics Inc (b)(c)	587,905	2,263,434
CareDx Inc (c)	560,759	24,510,776
Caribou Biosciences Inc (c)	997,353	1,456,135
Cartesian Therapeutics Inc (b)(c)	144,043	1,123,535
Cartesian Therapeutics Inc rights (b)(c)(d)	1,117,119	323,965
Celcuity Inc (b)(c)	420,597	36,331,169
Celldex Therapeutics Inc (c)	854,702	32,529,958
Century Therapeutics Inc (b)(c)	1,343,126	2,713,115
CG oncology Inc (b)(c)	806,808	57,436,662
Chinook Therapeutics Inc rights (c)(d)	86,210	0
Climb Bio Inc (b)(c)	385,723	4,590,104
Cogent Biosciences Inc (c)	1,822,133	70,935,638
Coherus Oncology Inc (b)(c)	1,422,262	2,005,389
Compass Therapeutics Inc (b)(c)	1,428,698	2,728,813
Concentra Biosciences LLC rights (c)(d)	29,697	0
Corbus Pharmaceuticals Holdings Inc (b)(c)	179,556	1,610,617
Corvus Pharmaceuticals Inc (b)(c)	740,514	9,819,216
Crescent Biopharma Inc (c)	236,413	3,420,896
Cullinan Therapeutics Inc (b)(c)	660,987	10,906,286
Cytokinetics Inc (c)	1,444,620	111,423,541
CytomX Therapeutics Inc (c)	1,947,498	6,037,244
Damora Therapeutics Inc (b)(c)	583,679	16,920,854
Denali Therapeutics Inc (b)(c)	1,608,716	37,032,642
Design Therapeutics Inc (b)(c)	337,104	4,105,927
DiaMedica Therapeutics Inc (b)(c)	399,641	2,533,724
Dianthus Therapeutics Inc (b)(c)	517,343	55,314,314
Disc Medicine Inc (c)	309,253	23,812,481
Dyne Therapeutics Inc (b)(c)	1,656,555	41,712,055
Editas Medicine Inc (b)(c)	1,091,084	2,814,997
Eikon Therapeutics Inc (b)(c)	237,756	2,189,733
Eledon Pharmaceuticals Inc (b)(c)	839,205	2,836,513
Elicio Therapeutics Inc (c)	139,731	391,246
Emergent BioSolutions Inc (b)(c)	569,090	4,108,830
Enanta Pharmaceuticals Inc (c)	307,927	3,879,880
Entrada Therapeutics Inc (c)	322,233	2,187,962
Erasca Inc (c)	2,409,217	43,727,289
Evommune Inc	138,618	1,559,453
First Tracks Biotherapeutics Inc (b)	255,152	11,236,894
Foghorn Therapeutics Inc (c)	396,371	1,795,561
Forte Biosciences Inc (b)(c)	211,752	16,220,203
Galectin Therapeutics Inc (b)(c)	520,365	1,545,484
Generate Biomedicines Inc (b)	267,202	3,740,828
Geron Corp (c)	6,100,057	7,869,074
GRAIL Inc (b)(c)	451,835	30,977,808
Greenwich Lifesciences Inc (b)(c)	74,349	1,003,712
Gyre Therapeutics Inc (b)(c)	199,906	1,149,460
Heron Therapeutics Inc (b)(c)	1,626,169	806,905
Hyperliquid Strategies Inc (b)	1,373,775	8,531,143
Ideaya Biosciences Inc (c)	916,934	32,551,157
Immix Biopharma Inc (b)(c)	449,259	3,737,835
Immuneering Corp (b)(c)	584,479	2,413,898
ImmunityBio Inc (b)(c)	4,224,658	30,290,798
Immunome Inc (b)(c)	1,152,768	26,237,000
Immunovant Inc (b)(c)	932,980	36,031,688
Inhibikase Therapeutics Inc (b)(c)	1,320,308	2,878,271
Inhibrx Biosciences Inc (b)(c)	103,938	8,528,113
Intellia Therapeutics Inc (b)(c)	1,478,652	15,792,003
Invivyd Inc (c)	2,288,478	1,224,336
Iovance Biotherapeutics Inc (b)(c)	4,351,328	17,709,905
Ironwood Pharmaceuticals Inc Class A (c)	1,790,034	7,571,844
Jade Biosciences Inc (c)	356,767	7,046,148
Janux Therapeutics Inc (c)	471,460	7,152,048
Kailera Therapeutics Inc (c)	503,961	8,537,099
Karyopharm Therapeutics Inc (b)(c)	216,009	414,736
Keros Therapeutics Inc (b)(c)	200,266	2,016,679
Kiniksa Pharmaceuticals International Plc Class A (c)	463,178	34,432,653
Kodiak Sciences Inc (c)	430,495	17,899,982
Korro Bio Inc (b)(c)	121,936	1,264,476
Krystal Biotech Inc (b)(c)	285,631	97,434,447
Kura Oncology Inc (c)	928,988	8,370,182
Kymera Therapeutics Inc (c)	684,750	70,803,150
Kyverna Therapeutics Inc (b)(c)	458,351	3,345,962
Larimar Therapeutics Inc (b)(c)	726,517	2,775,295
Lexeo Therapeutics Inc (b)(c)	776,529	3,207,065
Lineage Cell Therapeutics Inc (c)	1,994,857	2,154,446
Lyell Immunopharma Inc (c)	103,567	1,340,157
MacroGenics Inc (c)	683,332	2,521,495
MannKind Corp (b)(c)	3,361,980	13,145,342
MapLight Therapeutics Inc (b)	114,415	1,489,683
MeiraGTx Holdings plc (b)(c)	657,729	7,754,625
MiMedx Group Inc (b)(c)	1,317,540	5,441,440
Mineralys Therapeutics Inc (c)	627,892	16,023,804
Minerva Neurosciences Inc (c)	370,368	1,474,065
Mirum Pharmaceuticals Inc (b)(c)	518,804	54,967,284
Monopar Therapeutics Inc (b)(c)	49,332	5,345,122
Monte Rosa Therapeutics Inc (b)(c)	809,637	13,375,203
Myriad Genetics Inc (c)	1,009,496	2,887,159
Neurogene Inc (b)(c)	124,026	4,079,215
Nkarta Inc (c)	490,138	1,024,388
Novavax Inc (b)(c)	1,668,051	12,210,133
Nurix Therapeutics Inc (c)	1,047,808	24,319,624
Nuvectis Pharma Inc (b)(c)	187,295	4,030,588
Ocugen Inc (b)(c)	3,707,354	4,560,045
Olema Pharmaceuticals Inc (c)	856,422	9,806,032
OmniAb Operations Inc $12.5 earnout shares (b)(c)(d)	45,323	17,223
OmniAb Operations Inc $15 earnout shares (b)(c)(d)	45,323	11,783
Oncternal Therapeutics Inc rights (b)(c)(d)	4,336	0
OnKure Therapeutics Inc Class A (c)	285,510	1,090,648
Opus Genetics Inc (b)(c)	583,651	2,165,345
Organogenesis Holdings Inc Class A (c)	754,323	1,787,746
ORIC Pharmaceuticals Inc (b)(c)	817,877	9,053,898
Oruka Therapeutics Inc (c)	550,743	53,152,207
Ovid therapeutics Inc (b)(c)	1,676,723	3,722,325
Palisade Bio Inc (b)(c)	1,610,025	3,050,997
Palvella Therapeutics Inc (c)	120,068	16,694,255
Perspective Therapeutics Inc (b)(c)	1,126,721	3,278,758
Praxis Precision Medicines Inc (c)	274,766	84,581,218
Precigen Inc (b)(c)	2,109,412	13,226,013
Precision BioSciences Inc (c)	261,845	1,830,297
Prelude Therapeutics Inc (c)	303,517	1,396,178
Prime Medicine Inc (b)(c)	1,023,465	2,988,518
ProKidney Corp Class A (b)(c)	822,120	1,266,065
Protagonist Therapeutics Inc (b)(c)	672,659	91,912,126
Protalix BioTherapeutics Inc (b)(c)	802,533	1,902,003
Protara Therapeutics Inc (c)	569,271	2,231,542
PTC Therapeutics Inc (c)	905,253	61,566,257
Puma Biotechnology Inc (c)	484,010	3,838,199
Recursion Pharmaceuticals Inc Class A (b)(c)	5,591,936	16,775,808
REGENXBIO Inc (c)	527,935	5,115,690
Relay Therapeutics Inc (b)(c)	1,767,834	33,288,314
Replimune Group Inc (b)(c)	865,966	9,698,819
Rezolute Inc (c)	856,711	4,043,676
Rhythm Pharmaceuticals Inc (c)	603,209	59,868,493
Rigel Pharmaceuticals Inc (b)(c)	201,443	7,415,117
Rocket Pharmaceuticals Inc (b)(c)	984,936	3,063,151
SAB Biotherapeutics Inc (c)	473,873	1,691,727
Sagimet Biosciences Inc Class A (b)(c)	643,413	4,574,666
Sana Biotechnology Inc (b)(c)	2,008,443	6,286,427
Sarepta Therapeutics Inc (b)(c)	1,137,988	16,910,502
Savara Inc (b)(c)	1,672,858	9,133,805
Scholar Rock Holding Corp (b)(c)	1,222,019	57,795,389
SELLAS Life Sciences Group Inc (b)(c)	2,063,963	20,660,270
Shattuck Labs Inc (c)	671,918	4,750,460
Sionna Therapeutics Inc (b)(c)	201,838	9,512,625
Solid Biosciences Inc (b)(c)	862,714	6,953,475
Spruce Biosciences Inc (c)	29,694	1,271,794
Spyre Therapeutics Inc (c)	814,290	80,069,136
Stoke Therapeutics Inc (c)	602,340	17,383,532
Surrozen Inc Class A (b)(c)	80,268	1,782,752
Sutro Biopharma Inc (c)	173,722	4,198,861
Syndax Pharmaceuticals Inc (b)(c)	971,932	18,515,305
Tango Therapeutics Inc (c)	1,539,756	41,850,568
Taysha Gene Therapies Inc (c)	2,622,724	15,369,163
Tectonic Therapeutic Inc (b)(c)	112,159	3,143,817
Tenax Therapeutics Inc (c)	275,703	3,777,131
TG Therapeutics Inc (b)(c)	1,591,147	82,787,378
Tonix Pharmaceuticals Holding Corp (c)	158,829	1,589,878
Travere Therapeutics Inc (c)	977,006	54,604,865
TriSalus Life Sciences Inc Class A (b)(c)	521,754	2,368,763
Twist Bioscience Corp (c)	679,049	62,166,936
Tyra Biosciences Inc (b)(c)	402,231	12,823,124
Ultragenyx Pharmaceutical Inc (c)	1,055,493	26,292,331
Unicycive Therapeutics Inc (b)(c)	268,848	1,346,928
Upstream Bio Inc (b)(c)	384,509	2,426,252
UroGen Pharma Ltd (c)	465,265	17,791,734
Vanda Pharmaceuticals Inc (b)(c)	585,865	2,987,912
Vaxcyte Inc (c)	1,440,296	77,891,208
Vera Therapeutics Inc Class A (c)	698,793	22,431,255
Veracyte Inc (c)	885,830	41,031,646
Verastem Inc (b)(c)	872,784	5,062,147
Vericel Corp (c)	563,199	25,884,626
Vir Biotechnology Inc (b)(c)	1,343,751	11,636,884
Viridian Therapeutics Inc (b)(c)	987,199	18,677,805
Vor BioPharma Inc (c)	446,413	9,441,635
Voyager Therapeutics Inc (c)	570,437	1,728,424
Whitehawk Therapeutics Inc (b)(c)	352,173	1,355,866
X4 Pharmaceuticals Inc (c)	884,763	3,521,357
Xencor Inc (c)	761,339	15,386,661
Z Squared Inc (b)(c)	479,858	2,308,117
Zenas Biopharma Inc (b)(c)	311,608	9,796,956
Zentalis Pharmaceuticals Inc (b)(c)	545,843	2,587,296
Zymeworks Inc (c)	512,747	11,249,669
		3,231,851,049
Health Care Equipment & Supplies - 2.9%
Acme United Corp	37,646	2,140,552
Alphatec Holdings Inc (b)(c)	1,351,638	12,867,594
AngioDynamics Inc (c)	406,661	6,014,516
Anteris Technologies Global Corp (b)(c)	894,648	7,014,040
Artivion Inc (c)	498,998	13,388,116
AtriCure Inc (c)	545,392	20,594,002
Axogen Inc (c)	575,481	24,291,053
Beta Bionics Inc (b)(c)	445,440	5,714,995
Bioventus Inc (b)(c)	526,287	6,931,200
Butterfly Network Inc Class A (b)(c)	2,302,652	16,371,856
CapsoVision Inc (b)(c)	381,157	2,508,013
Carlsmed Inc (b)(c)	93,117	1,172,343
Ceribell Inc (c)	301,195	5,328,140
Cerus Corp (c)	2,175,416	4,677,144
ClearPoint Neuro Inc (b)(c)	308,608	4,610,604
CONMED Corp (b)	337,280	15,616,064
CVRx Inc (b)(c)	165,915	858,610
Delcath Systems Inc (b)(c)	314,275	3,840,441
DENTSPLY SIRONA Inc (b)	2,240,009	29,948,920
Electromed Inc (c)	72,891	2,968,850
Embecta Corp (b)	684,471	2,491,474
Enovis Corp (c)	636,372	18,550,244
Glaukos Corp (c)	630,428	105,104,957
Haemonetics Corp (c)	515,269	44,076,110
Hyperfine Inc Class A (c)	848,193	793,739
ICU Medical Inc (c)	270,008	45,499,048
Inogen Inc (c)	267,300	1,724,085
Inspire Medical Systems Inc (c)	317,411	15,937,206
Integer Holdings Corp (b)(c)	374,489	45,391,812
Integra LifeSciences Holdings Corp (b)(c)	748,053	12,455,082
iRadimed Corp	92,567	8,410,638
iRhythm Technologies Inc (c)	361,729	42,383,787
Kestra Medical Technologies Ltd (b)(c)	293,462	6,699,737
KORU Medical Systems Inc (c)	488,221	2,006,588
Lantheus Holdings Inc (c)	714,017	71,144,654
LeMaitre Vascular Inc	238,645	24,179,511
LivaNova PLC (c)	614,190	49,221,187
Lucid Diagnostics Inc (b)(c)	1,578,431	1,375,760
Merit Medical Systems Inc (c)	653,003	55,511,785
MiniMed Group Inc (b)	315,305	5,691,255
Neogen Corp (b)(c)	2,421,105	29,150,104
NeuroPace Inc (c)	288,065	3,713,158
Novocure Ltd (c)	1,169,898	17,361,286
Omnicell Inc (c)	499,368	17,662,646
OraSure Technologies Inc (c)	716,191	2,900,574
Orchestra BioMed Holdings Inc (b)(c)	428,758	1,706,457
Orthofix Medical Inc (b)(c)	440,869	5,202,254
OrthoPediatrics Corp (b)(c)	193,036	3,897,397
Pro-Dex Inc (b)(c)	22,677	1,328,192
Procept Biorobotics Corp (b)(c)	613,609	11,425,400
Pulse Biosciences Inc (b)(c)	210,120	7,381,516
QuidelOrtho Corp (c)	754,060	12,645,586
RxSight Inc (c)	433,678	2,606,405
Sanara Medtech Inc (c)	36,350	1,230,811
Senseonics Holdings Inc (b)(c)	430,028	2,163,041
Shoulder Innovations Inc (b)(c)	114,700	2,608,278
SI-BONE Inc (b)(c)	480,049	8,525,670
Sight Sciences Inc (c)	429,723	2,260,343
STAAR Surgical Co (b)(c)	371,056	9,038,924
Stereotaxis Inc (c)	733,836	924,633
Strive Inc Class A (b)(c)	696,216	7,734,960
Tactile Systems Technology Inc (c)	250,114	7,045,711
Tandem Diabetes Care Inc (b)(c)	763,465	14,887,568
TransMedics Group Inc (b)(c)	375,096	28,698,595
UFP Technologies Inc (b)(c)	83,329	21,230,563
Utah Medical Products Inc	33,689	2,375,748
Varex Imaging Corp (c)	461,892	5,168,571
		976,380,103
Health Care Providers & Services - 2.9%
Acadia Healthcare Co Inc (c)	1,017,606	30,141,490
Accendra Health Inc (b)(c)	784,933	2,425,443
AdaptHealth Corp (c)	1,124,316	12,142,613
Addus HomeCare Corp (b)(c)	203,755	23,529,627
agilon health Inc (c)	136,366	12,492,489
AirSculpt Technologies Inc (c)	105,755	508,682
Alignment Healthcare Inc (c)	2,232,675	33,155,224
AMN Healthcare Services Inc (c)	430,583	14,480,506
Ardent Health Inc (b)(c)	259,189	2,765,547
Astrana Health Inc (b)(c)	499,026	17,745,365
Aveanna Healthcare Holdings Inc (c)	850,733	7,988,383
BrightSpring Health Services Inc (c)	1,784,236	106,536,732
Brookdale Senior Living Inc (c)	2,619,189	38,240,159
Castle Biosciences Inc (c)	327,806	9,178,568
Clover Health Investments Corp Class A (b)(c)	4,600,368	19,183,535
Community Health Systems Inc (b)(c)	1,417,416	3,954,591
Concentra Group Holdings Parent Inc (b)	1,286,530	40,718,675
CorVel Corp (c)	323,025	19,400,882
Fulgent Genetics Inc (c)	212,867	3,522,949
GeneDx Holdings Corp Class A (b)(c)	218,876	14,251,016
Guardian Pharmacy Services Inc Class A (c)	197,828	7,820,141
HealthEquity Inc (c)	927,272	93,292,836
Hims & Hers Health Inc Class A (b)(c)	2,362,481	65,606,097
Hinge Health Inc Class A (c)	456,733	34,122,522
Infusystem Holdings Inc (c)	209,195	1,912,042
Innovage Holding Corp (b)(c)	241,468	2,743,076
LifeStance Health Group Inc (c)	2,094,751	21,952,990
Lumexa Imaging Holdings Inc (b)	207,585	2,160,960
National HealthCare Corp	142,177	32,136,267
NeoGenomics Inc (b)(c)	1,440,007	22,017,707
NRC Health Class A	129,757	2,531,559
Nutex Health Inc (b)(c)	54,851	8,086,683
Omada Health Inc (c)	389,748	7,732,600
Oncology Institute Inc/The (b)(c)	838,318	4,074,225
OPKO Health Inc (c)	4,352,343	5,745,093
Option Care Health Inc (b)(c)	1,744,742	40,181,408
PACS Group Inc (c)	508,871	23,413,155
Pediatrix Medical Group Inc (c)	910,853	24,146,713
Pennant Group Inc/The (c)	372,792	15,030,973
Privia Health Group Inc (c)	1,321,438	31,278,437
Progyny Inc (c)	746,912	23,251,371
RadNet Inc (c)	782,110	49,882,976
SBC Medical Group Holdings Inc (b)(c)	214,317	655,810
Sonida Senior Living Inc (c)	314,054	12,675,219
Strata Critical Medical Inc (b)(c)	750,042	3,765,211
Surgery Partners Inc (b)(c)	873,939	13,458,661
Talkspace Inc Class A (c)	1,556,815	8,126,574
US Physical Therapy Inc	166,149	13,135,740
Viemed Healthcare Inc (c)	372,227	4,343,889
		987,643,411
Health Care Technology - 0.3%
Certara Inc (b)(c)	1,271,146	10,296,283
Claritev Corp Class A (b)(c)	105,877	2,404,467
Evolent Health Inc Class A (c)	1,251,592	3,867,419
HealthStream Inc (b)	259,837	7,285,829
HeartFlow Inc (c)	879,047	22,178,356
LifeMD Inc (b)(c)	437,857	1,532,499
Phreesia Inc (c)	541,385	5,809,061
Schrodinger Inc/United States (b)(c)	632,265	9,572,492
Simulations Plus Inc (b)(c)	187,029	3,409,539
Teladoc Health Inc (b)(c)	1,989,339	13,348,465
Waystar Holding Corp (c)	1,223,107	25,819,789
		105,524,199
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (c)	1,303,727	61,627,176
Adaptive Biotechnologies Corp (c)	1,684,998	38,030,406
Alamar Biosciences Inc	144,686	3,669,237
Alpha Teknova Inc (b)(c)	122,765	613,825
Azenta Inc (b)(c)	460,024	12,940,475
BioLife Solutions Inc (c)	466,282	14,585,301
Codexis Inc (b)(c)	942,511	1,319,515
CryoPort Inc (c)	542,032	8,179,263
Cytek Biosciences Inc (c)	1,329,842	5,611,933
Fortrea Holdings Inc (c)	1,055,734	20,238,421
Ginkgo Bioworks Holdings Inc Class A (b)(c)	523,147	4,232,259
Lifecore Biomedical Inc (b)(c)	302,667	1,337,788
Maravai LifeSciences Holdings Inc Class A (c)	1,233,690	8,105,343
Mesa Laboratories Inc	58,440	5,891,336
Nautilus Biotechnology Inc Class A (c)	541,671	529,213
OmniAb Inc (b)(c)	1,197,251	2,370,557
Pacific Biosciences of California Inc (c)	3,057,975	4,281,165
Personalis Inc (b)(c)	743,346	9,410,760
Quanterix Corp (c)	464,940	1,617,991
		204,591,964
Pharmaceuticals - 3.0%
Aclaris Therapeutics Inc (c)	1,297,851	6,748,825
Alto Neuroscience Inc (b)(c)	287,033	7,769,983
Alumis Inc (c)	863,916	24,405,627
Amneal Intermediate Inc Class A (c)	1,863,299	34,135,638
Amphastar Pharmaceuticals Inc (c)	353,885	7,056,467
Amylyx Pharmaceuticals Inc (b)(c)	1,007,047	20,453,125
AN2 Therapeutics Inc (b)(c)	289,229	1,547,375
ANI Pharmaceuticals Inc (c)	224,189	17,764,736
Aquestive Therapeutics Inc (b)(c)	1,170,608	4,325,397
Arvinas Inc (b)(c)	648,842	5,210,201
AtaiBeckley Inc (b)(c)	3,502,627	25,148,862
Atea Pharmaceuticals Inc (c)	771,325	3,625,228
Avalyn Pharma Inc	186,980	5,383,154
BioAge Labs Inc (c)	385,004	3,480,436
Collegium Pharmaceutical Inc (b)(c)	359,376	12,718,317
Context Therapeutics Inc (c)	1,008,220	604,326
Contineum Therapeutics Inc Class A (c)	294,824	4,566,824
CorMedix Inc (b)(c)	816,503	6,148,268
Crinetics Pharmaceuticals Inc (b)(c)	1,133,527	94,672,175
Definium Therapeutics Inc (c)	1,422,899	61,924,564
Edgewise Therapeutics Inc (c)	782,053	30,054,297
Enliven Therapeutics Inc (c)	468,494	25,678,156
Eton Pharmaceuticals Inc (c)	291,898	13,549,905
Evolus Inc (b)(c)	645,689	3,770,824
EyePoint Inc (b)(c)	846,534	10,370,042
Fulcrum Therapeutics Inc (c)	646,379	2,314,037
Harmony Biosciences Holdings Inc (c)	493,988	17,408,137
Harrow Inc (b)(c)	353,740	13,714,500
Indivior Pharmaceuticals Inc	1,310,349	52,427,063
Innoviva Inc (c)	825,816	17,317,362
LB Pharmaceuticals Inc (b)	244,910	9,815,993
LENZ Therapeutics Inc (b)(c)	225,784	1,196,655
Lexicon Pharmaceuticals Inc (c)	2,722,989	6,290,105
Ligand Pharmaceuticals Inc (c)	219,513	63,118,768
Liquidia Corp (c)	771,365	64,879,510
Maze Therapeutics Inc (b)(c)	385,642	10,381,483
MBX Biosciences Inc (c)	339,492	22,382,708
Nektar Therapeutics (b)(c)	376,892	26,634,958
Neumora Therapeutics Inc (c)	1,116,548	1,797,642
Novartis AG rights (c)(d)	526,013	6
Nuvation Bio Inc Class A (b)(c)	2,755,576	17,442,796
Ocular Therapeutix Inc (b)(c)	2,252,224	18,400,670
Omeros Corp (b)(c)	788,562	9,336,574
Pacira BioSciences Inc (c)	432,505	11,422,457
Perrigo Co PLC (b)	1,551,186	15,682,490
Phathom Pharmaceuticals Inc (b)(c)	536,038	4,690,333
Phibro Animal Health Corp Class A	229,686	8,344,492
Prestige Consumer Healthcare Inc (b)(c)	523,879	26,309,203
Rapport Therapeutics Inc (b)(c)	335,415	13,745,307
Relmada Therapeutics Inc (c)	1,035,434	5,498,155
Septerna Inc (c)	242,456	8,352,609
SIGA Technologies Inc	463,804	1,516,639
SpyGlass Pharma Inc (c)	121,342	2,733,835
Supernus Pharmaceuticals Inc (c)	613,480	27,379,612
Tarsus Pharmaceuticals Inc (c)	457,872	27,032,763
Theravance Biopharma Inc (b)(c)	440,080	7,419,749
Third Harmonic Bio Inc (b)(c)(d)	250,248	1
Trevi Therapeutics Inc (c)	1,172,697	21,401,720
VeraDermics Inc (b)	238,104	25,000,920
WaVe Life Sciences Ltd (c)	1,508,829	8,313,648
Xeris Biopharma Holdings Inc (b)(c)	1,868,647	15,098,668
Zevra Therapeutics Inc (b)(c)	644,248	6,126,798
		1,022,041,118
TOTAL HEALTH CARE		6,528,031,844
Industrials - 14.1%
Aerospace & Defense - 1.6%
AAR Corp (c)	437,149	61,218,346
AerSale Corp (b)(c)	398,338	2,469,696
Aevex Corp Class A (b)	197,446	3,283,527
AIRO Group Holdings Inc (b)(c)	243,726	1,642,713
Archer Aviation Inc Class A (b)(c)	7,369,975	34,196,684
Astronics Corp (c)	351,113	24,398,842
Beta Technologies Inc Class A (b)(c)	371,725	7,036,754
Cadre Holdings Inc	345,285	10,645,137
Ducommun Inc (c)	153,773	27,528,442
Eve Holding Inc Class A (b)(c)	1,074,274	2,492,316
Firefly Aerospace Inc (b)(c)	873,235	17,752,868
Innovative Solutions And Support Inc (c)	161,968	2,962,395
Intuitive Machines Inc Class A (b)(c)	1,400,467	17,281,763
Mercury Systems Inc (c)	616,583	59,870,209
Moog Inc Class A	313,057	122,045,271
National Presto Industries Inc	59,502	7,224,733
Park Aerospace Corp	203,146	6,886,649
Red Cat Holdings Inc (b)(c)	1,217,882	9,170,651
Redwire Corp Class A (b)(c)	2,142,111	18,464,997
Satellogic Inc Class A (b)(c)	1,040,467	3,724,872
Sidus Space Inc Class A (b)(c)	902,702	1,588,756
Starfighters Space Inc (b)	337,137	1,196,836
Swarmer Inc (b)	38,749	1,424,801
Tat Technologies Ltd (b)(c)	131,366	5,110,137
V2X Inc (c)	320,861	28,954,497
Virgin Galactic Holdings Inc Class A (b)(c)	1,052,404	2,683,630
Voyager Technologies Inc Class A (b)(c)	568,788	13,952,370
VSE Corp	309,593	60,181,783
York Space Systems Inc (b)	209,084	3,079,807
		558,469,482
Air Freight & Logistics - 0.1%
Forward Air Corp Class Common Stock (c)	252,099	3,541,991
Hub Group Inc Class A	661,789	30,793,042
Radiant Logistics Inc (c)	400,179	3,297,475
		37,632,508
Building Products - 1.2%
Apogee Enterprises Inc	233,090	9,230,364
AZZ Inc	329,213	47,643,705
CSW Industrials Inc	177,570	56,632,400
Gibraltar Industries Inc (b)(c)	330,839	13,981,256
Griffon Corp	423,606	36,502,129
Insteel Industries Inc	207,279	6,353,101
Janus International Group Inc (c)	1,458,768	7,483,480
Masterbrand Inc (c)	2,223,406	18,343,100
Quanex Building Products Corp (b)	510,137	9,100,844
Resideo Technologies Inc (c)	1,504,233	51,595,192
Tecnoglass Holdings Inc	280,188	12,171,367
UFP Industries Inc	626,741	54,363,514
Zurn Elkay Water Solutions Corp	1,651,491	83,416,811
		406,817,263
Commercial Services & Supplies - 1.6%
ABM Industries Inc	645,631	30,932,181
ACCO Brands Corp (b)	1,051,967	4,439,301
ACV Auctions Inc Class A (c)	1,869,358	14,001,491
BrightView Holdings Inc (c)	772,098	10,068,158
Brink's Co/The	456,311	54,050,038
Casella Waste Systems Inc Class A (b)(c)	698,474	62,660,103
Civeo Corp (b)(c)	112,686	3,550,736
CompX International Inc Class A	18,281	517,535
CoreCivic Inc (c)	1,073,836	32,107,696
Deluxe Corp	492,936	12,752,254
Ennis Inc	277,327	6,045,729
Enviri Corp (b)	286,605	6,356,899
GEO Group Inc/The (c)	1,399,818	43,240,378
Healthcare Services Group Inc (c)	759,602	17,698,727
HNI Corp	791,506	35,625,685
Interface Inc	638,638	21,879,738
LanzaTech Global Inc Class A (b)(c)	17,416	96,135
Liquidity Services Inc (c)	259,748	10,124,977
MillerKnoll Inc	755,601	17,016,135
NLI Holdings Inc	98,673	566,383
Onterris Inc (b)(c)	374,685	7,864,638
OPENLANE Inc (c)	1,166,428	46,377,177
Perma-Fix Environmental Services Inc (b)(c)	192,676	3,198,422
Pitney Bowes Inc	1,595,476	27,968,694
Quad/Graphics Inc Class A	331,294	3,442,145
UniFirst Corp/MA	161,465	47,306,016
Vestis Corp (c)	1,016,217	14,694,498
		534,581,869
Construction & Engineering - 1.7%
Ameresco Inc Class A (c)	358,764	7,559,157
Arcosa Inc	541,370	78,606,924
Argan Inc	150,273	85,720,228
Bowman Consulting Group Ltd (c)	158,316	4,250,785
Cardinal Infrastructure Group Inc Class A (b)	187,590	11,609,945
Centuri Holdings Inc (c)	967,481	26,934,671
Concrete Pumping Holdings Inc (c)	225,414	2,193,278
Construction Partners Inc Class A (c)	529,027	54,674,940
Fluor Corp (c)	1,571,077	78,820,934
Granite Construction Inc	487,707	58,997,916
INNOVATE Corp (c)	59,710	484,845
Legence Corp Class A	642,588	41,080,651
Limbach Holdings Inc (c)	121,992	8,746,826
Matrix Service Co (c)	296,129	3,435,096
MYR Group Inc (b)(c)	171,268	57,069,923
NWPX Infrastructure Inc (c)	104,725	12,889,553
Orion Group Holdings Inc (c)	429,104	4,196,637
Shimmick Corp (c)	57,632	217,849
Tutor Perini Corp	501,544	42,004,310
		579,494,468
Electrical Equipment - 1.1%
Allient Inc	162,959	14,252,394
American Superconductor Corp (c)	516,000	15,154,920
Amprius Technologies Inc (c)	1,503,625	14,434,800
Array Technologies Inc (b)(c)	1,689,249	8,817,880
Atkore Inc	374,609	27,331,473
Babcock & Wilcox Enterprises Inc (c)	1,466,625	13,668,945
ChargePoint Holdings Inc Class A (b)(c)	260,364	1,421,587
Energous Corp (b)(c)	59,011	832,645
Energy Vault Holdings Inc Class A (b)(c)	1,511,792	4,308,607
EnerSys	407,001	75,722,536
Enovix Corp Class B (b)(c)	2,169,687	8,874,020
Eos Energy Enterprises Inc (b)(c)	3,767,320	12,733,542
Espey Mfg. & Electronics Corp	25,597	1,514,574
Fluence Energy Inc Class A (b)(c)	957,535	13,338,463
FuelCell Energy Inc (b)(c)	593,780	12,831,586
GrafTech International Ltd (b)(c)	182,928	1,229,276
Hyliion Holdings Corp Class A (b)(c)	1,398,750	4,979,550
LSI Industries Inc	365,677	8,553,185
NANO Nuclear Energy Inc (b)(c)	477,268	7,593,334
Net Power Inc Class A (b)(c)	457,207	653,805
NuScale Power Corp Class A (b)(c)	3,562,486	29,996,132
Plug Power Inc (b)(c)	14,961,925	30,821,566
Power Solutions International Inc (b)(c)	94,611	2,612,210
Preformed Line Products Co	27,618	9,859,074
SES AI Corp Class A (b)(c)	2,739,198	1,507,655
Shoals Technologies Group Inc (b)(c)	1,866,185	16,310,457
Sunrun Inc (c)	2,555,667	25,071,093
Tigo Energy Inc (b)(c)	424,460	810,718
		365,236,027
Ground Transportation - 0.4%
ArcBest Corp	244,760	35,331,106
Covenant Logistics Group Inc Class A	169,266	6,012,328
Ftai Infrastructure Inc (b)	1,201,213	4,480,524
Heartland Express Inc	424,900	5,196,527
Hertz Global Holdings Inc (b)(c)	1,397,490	2,215,022
Marten Transport Ltd	649,434	9,605,129
PAMT CORP (b)(c)	54,077	871,451
Proficient Auto Logistics Inc (c)	269,255	1,841,704
RXO Inc (b)(c)	1,834,060	37,139,715
Universal Logistics Holdings Inc	79,143	1,058,933
Werner Enterprises Inc	664,085	24,850,061
		128,602,500
Machinery - 3.2%
3D Systems Corp (b)(c)	1,590,220	4,198,181
AirJoule Technologies Corp Class A (b)(c)	355,594	1,504,163
Alamo Group Inc	115,735	18,411,124
Albany International Corp Class A	316,719	23,598,733
Alliance Laundry Holdings Inc (b)	478,305	12,612,903
Astec Industries Inc	254,849	12,910,650
Atmus Filtration Technologies Inc	912,172	47,095,440
Blue Bird Corp (b)(c)	348,887	25,953,704
CECO Environmental Corp (c)	577,020	38,019,848
Columbus McKinnon Corp/NY	314,853	6,035,732
Commercial Vehicle Group Inc (c)	340,067	1,540,504
Douglas Dynamics Inc	255,980	11,296,397
Elmet Group Co/The (b)	108,532	1,509,680
Energy Recovery Inc (b)(c)	570,214	4,932,351
Enerpac Tool Group Corp Class A	569,035	20,337,311
Enpro Inc	235,675	73,983,096
ESCO Technologies Inc	289,629	91,317,128
Federal Signal Corp	667,552	83,410,623
Franklin Electric Co Inc	418,638	43,839,771
FreightCar America Inc (c)	160,863	1,282,078
Gencor Industries Inc (c)	113,750	1,619,800
Gorman-Rupp Co/The	234,039	19,001,626
Graham Corp (b)(c)	117,196	11,239,096
Greenbrier Cos Inc/The	338,316	16,662,063
Helios Technologies Inc	365,076	28,443,071
Hillman Solutions Corp (c)	2,176,937	17,132,494
Hyster-Yale Inc Class A (b)	125,006	4,178,951
JBT Marel Corp	580,504	80,382,389
Kadant Inc	131,495	40,434,713
Kennametal Inc	850,075	28,877,048
L B Foster Co Class A (c)	107,238	4,410,699
Lindsay Corp	113,723	12,602,783
Manitowoc Co Inc/The (c)	387,980	5,373,523
Mayville Engineering Co Inc (c)	159,947	4,105,839
Microvast Holdings Inc (b)(c)	2,312,752	1,866,622
Miller Industries Inc/TN	120,795	6,075,989
Mueller Water Products Inc Class A1	1,717,099	43,339,579
Omega Flex Inc	42,796	1,260,770
Palladyne AI Corp Class A (b)(c)	397,608	2,079,490
Park-Ohio Holdings Corp	110,953	4,430,353
Perma-Pipe International Holdings Inc (b)(c)	81,478	1,967,694
Proto Labs Inc (c)	263,840	19,801,192
Richtech Robotics Inc Class B (b)(c)	2,048,039	2,908,215
Standex International Corp	133,098	39,463,557
Taylor Devices Inc (c)	35,197	1,806,662
Tennant CO	196,189	16,485,762
Terex Corp	1,259,905	79,172,430
Titan International Inc (b)(c)	580,909	4,194,163
Trinity Industries Inc	883,610	27,603,976
Twin Disc Inc	127,402	2,906,040
Velo3D Inc Class A (b)(c)	180,655	1,830,035
Wabash National Corp (b)	436,606	5,483,771
Worthington Enterprises Inc	342,919	19,275,477
		1,080,205,289
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	359,407	9,179,255
Matson Inc	332,842	67,430,461
Pangaea Logistics Solutions Ltd	392,815	2,989,322
		79,599,038
Passenger Airlines - 0.5%
Allegiant Travel Co (c)	267,326	26,219,334
flyExclusive Inc Class A (b)(c)	155,374	180,233
Frontier Group Holdings Inc (b)(c)	648,350	4,376,363
JetBlue Airways Corp (b)(c)	3,724,371	22,457,957
Joby Aviation Inc Class A (b)(c)	7,410,417	52,984,482
Republic Airways Holdings Inc (c)	156,614	3,234,079
SkyWest Inc (c)	438,069	46,860,241
Wheels Up Experience Inc Class A (b)(c)	59,703	343,292
		156,655,981
Professional Services - 1.3%
Asure Software Inc (b)(c)	262,984	2,111,762
Barrett Business Services Inc (b)	261,189	10,196,819
BlackSky Technology Inc Class A (b)(c)	366,456	8,446,811
Cbiz Inc (b)(c)	537,902	29,627,642
Clarivate PLC (b)(c)	3,829,201	7,581,818
Concentrix Corp (b)	468,817	11,532,898
Conduent Inc (c)	1,551,101	2,435,229
CRA International Inc	69,233	12,394,784
Exponent Inc	539,078	36,037,364
Falcon's Beyond Global Inc Class A (b)(c)	305,905	3,040,696
First Advantage Corp (b)(c)	876,991	17,399,501
Franklin Covey Co (b)(c)	102,673	2,202,336
HireQuest Inc	61,583	795,651
Huron Consulting Group Inc (c)	181,049	27,477,807
IBEX Holdings Ltd (c)	107,609	3,802,902
ICF International Inc	200,007	16,184,566
Innodata Inc (b)(c)	348,260	21,881,176
Insperity Inc	404,552	20,474,377
Kelly Services Inc Class A (b)	326,302	4,842,322
Kforce Inc	185,491	10,530,324
Korn Ferry	577,737	47,530,423
Legalzoom.com Inc (c)	1,315,244	10,350,970
ManpowerGroup Inc	513,363	26,910,488
Maximus Inc	602,369	36,292,732
Mistras Group Inc (c)	190,734	2,901,064
Public Policy Holding Co Inc (United States) (e)	49,016	531,823
Rcm Technologies Inc (c)	49,678	1,405,391
Resolute Holdings Management Inc (b)(c)	43,925	5,436,158
Spire Global Inc Class A (b)(c)	333,851	3,825,932
TIC Solutions Inc (c)	1,981,515	14,484,875
TriNet Group Inc	306,138	20,153,065
TrueBlue Inc (c)	311,790	2,207,473
Upwork Inc (b)(c)	1,317,326	12,066,706
Verra Mobility Corp Class A (c)	1,675,133	8,861,454
Willdan Group Inc (b)(c)	160,318	10,986,593
		452,941,932
Trading Companies & Distributors - 1.2%
Alta Equipment Group Inc Class A (c)	214,498	1,411,397
BlueLinx Holdings Inc (c)	84,283	4,569,824
Boise Cascade Co	397,933	30,394,123
Custom Truck One Source Inc Class A (c)	668,107	6,781,286
Distribution Solutions Group Inc (c)	102,759	3,552,379
DNOW Inc (b)(c)	2,051,971	28,973,831
DXP Enterprises Inc/TX (c)	142,450	22,367,499
EVI Industries Inc	58,763	826,795
GATX Corp	391,948	70,107,739
Global Industrial Co	165,237	5,905,570
Herc Holdings Inc	366,721	55,059,491
Hudson Technologies Inc (c)	407,116	2,458,981
Karat Packaging Inc	96,834	3,896,600
McGrath RentCorp	271,459	31,258,504
NPK International Inc (c)	904,658	11,299,178
Rush Enterprises Inc Class A	674,439	53,813,488
Rush Enterprises Inc Class B	101,866	7,918,044
Titan Machinery Inc (c)	232,906	3,957,073
Transcat Inc (b)(c)	102,409	8,742,656
Willis Lease Finance Corp (b)	124,945	8,912,327
Xometry Inc Class A (b)(c)	505,946	43,369,691
		405,576,476
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	241,450	2,583,515
TOTAL INDUSTRIALS		4,788,396,348
Information Technology - 12.4%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)(c)	840,873	7,155,829
Aviat Networks Inc (b)(c)	129,260	2,647,245
BK Technologies Corp (c)	33,097	2,647,760
Calix Inc (c)	647,297	23,237,962
Clearfield Inc (b)(c)	125,534	3,798,659
Digi International Inc (c)	410,919	28,649,273
Extreme Networks Inc (c)	1,419,462	42,782,585
Harmonic Inc (c)	1,213,940	14,021,007
Inseego Corp (b)(c)	131,091	921,569
KVH Industries Inc (b)(c)	135,614	1,255,785
Lantronix Inc (b)(c)	389,659	2,096,364
Netgear Inc (c)	289,772	7,000,892
NetScout Systems Inc (c)	780,165	31,729,311
Ondas Inc (b)(c)	5,337,173	39,975,426
Ribbon Communications Inc (c)	1,018,555	2,179,708
Viasat Inc (c)	1,388,964	106,853,001
Vistance Networks Inc	2,432,277	28,554,932
		345,507,308
Electronic Equipment, Instruments & Components - 2.6%
908 Devices Inc (b)(c)	317,090	2,539,891
Aeva Technologies Inc (b)(c)	306,427	5,374,730
Arlo Technologies Inc (c)	1,185,868	17,455,977
Badger Meter Inc (b)	325,603	43,744,763
Bel Fuse Inc Class A (b)	18,191	4,058,958
Bel Fuse Inc Class B	133,977	36,437,725
Belden Inc	430,408	53,392,112
Benchmark Electronics Inc	394,635	31,480,034
Climb Global Solutions Inc	182,412	4,890,466
Crane NXT Co	549,890	28,566,786
CTS Corp	312,522	20,038,911
Daktronics Inc (c)	434,249	8,585,103
ePlus Inc	289,965	26,795,666
Evolv Technologies Holdings Inc Class A (c)	1,795,872	9,931,172
Forward Industries Inc (b)	677,281	2,729,442
Frequency Electronics Inc (b)(c)	74,600	4,324,562
Insight Enterprises Inc (c)	314,950	40,606,504
Itron Inc (c)	487,680	48,602,189
Kimball Electronics Inc (c)	263,693	6,521,128
Knowles Corp (c)	939,507	34,376,561
LightPath Technologies Inc Class A (b)(c)	606,541	6,289,830
Lightwave Logic Inc (b)(c)	1,759,521	11,366,506
M-Tron Industries Inc (b)(c)	45,682	3,763,283
Methode Electronics Inc	384,633	5,381,016
Mirion Technologies Inc Class A (b)(c)	2,647,390	39,657,902
Napco Security Technologies Inc (b)	381,679	14,152,657
nLight Inc (c)	611,378	42,062,806
Novanta Inc (b)(c)	396,664	56,544,453
OSI Systems Inc (b)(c)	175,207	38,789,078
Ouster Inc Class A (b)(c)	685,483	26,740,692
PC Connection Inc	120,718	10,106,511
Plexus Corp (c)	296,201	74,447,159
Powerfleet Inc NJ (b)(c)	1,400,278	5,489,090
RF Industries Ltd (c)	92,305	1,137,197
Richardson Electronics Ltd/United States	136,618	2,498,743
Rogers Corp (c)	198,155	24,466,198
ScanSource Inc (c)	236,341	13,381,627
SmartRent Inc Class A (c)	1,844,807	1,863,255
Syntec Optics Holdings Inc Class A (b)(c)	78,027	509,515
Vishay Intertechnology Inc	1,512,528	51,758,708
Vishay Precision Group Inc (c)	133,674	12,304,692
Vuzix Corp (b)(c)	761,093	1,773,347
		874,936,945
IT Services - 0.4%
Backblaze Inc Class A (c)	641,319	8,798,897
BigBear.ai Holdings Inc (b)(c)	5,345,925	14,915,131
Brand Engagement Network Inc Class A (c)	49,358	577,981
Commerce.com Inc (b)(c)	819,436	2,564,835
Crexendo Inc (c)	201,607	1,387,056
DXC Technology Co (c)	1,883,094	21,165,977
Everforth Inc (c)	445,379	12,666,579
Fastly Inc Class A (c)	1,675,366	37,963,794
Globant SA (b)(c)	472,575	17,296,245
Grid Dynamics Holdings Inc (c)	725,064	4,995,691
Hackett Group Inc/The	250,565	2,686,057
Information Services Group Inc (b)	391,152	1,627,192
Rackspace Technology Inc (b)(c)	1,004,697	4,149,399
SharonAI Holdings Inc Class A (b)(c)	46,790	2,257,618
TSS Inc/MD (b)(c)	267,447	2,653,074
Tucows Inc Class A (b)(c)	72,227	1,115,184
Unisys Corp (c)	706,495	2,027,641
Whitefiber Inc (b)(c)	124,179	2,943,042
		141,791,393
Semiconductors & Semiconductor Equipment - 2.4%
Aehr Test Systems (c)	334,923	26,787,142
Aeluma Inc (b)(c)	141,399	2,290,664
Alpha & Omega Semiconductor Ltd (c)	270,353	8,581,004
Ambarella Inc (b)(c)	466,347	40,105,842
Ambiq Micro Inc (c)	203,302	12,927,974
Amtech Systems Inc (c)	128,384	1,969,411
Atomera Inc (b)(c)	419,050	2,162,298
Axcelis Technologies Inc (c)	343,166	44,741,983
AXT Inc (c)	683,011	41,274,355
Blaize Holdings Inc Class A (b)(c)	938,454	741,660
CEVA Inc (c)	303,591	9,912,246
Cohu Inc (b)(c)	511,009	24,523,322
Diodes Inc (c)	503,265	41,428,775
Everspin Technologies Inc (c)	212,797	3,091,940
GSI Technology Inc (b)(c)	346,240	1,942,406
Ichor Holdings Ltd (c)	383,896	28,895,852
Impinj Inc (b)(c)	319,834	48,410,074
inTEST Corp (c)	126,860	1,566,721
Kopin Corp (b)(c)	1,921,599	6,764,028
MaxLinear Inc (c)	947,222	63,293,375
Navitas Semiconductor Corp Class A (c)	2,010,557	21,834,649
NVE Corp	54,046	6,283,928
PDF Solutions Inc (b)(c)	361,713	16,671,352
Penguin Solutions Inc (b)(c)	550,359	28,965,394
Photronics Inc (c)	636,779	19,288,036
Power Integrations Inc	613,134	37,223,365
QuickLogic Corp (b)(c)	180,540	2,366,879
Rigetti Computing Inc Class A (b)(c)	3,666,443	54,813,323
Silicon Laboratories Inc (c)	362,013	78,737,829
SkyWater Technology Inc (c)	407,955	13,378,333
Synaptics Inc (b)(c)	425,331	45,646,523
Ultra Clean Holdings Inc (c)	492,003	40,988,770
Veeco Instruments Inc (b)(c)	658,046	32,902,300
Wolfspeed Inc (b)	315,865	7,460,731
		817,972,484
Software - 5.7%
8x8 Inc (c)	1,518,107	2,884,403
A10 Networks Inc	792,095	23,422,249
ACI Worldwide Inc (c)	1,124,089	64,444,022
Adeia Inc	1,219,719	32,505,511
Agilysys Inc (b)(c)	287,892	30,274,723
Alarm.com Holdings Inc (c)	522,642	28,614,650
Alkami Technology Inc (b)(c)	742,778	13,496,276
Amplitude Inc Class A (c)	1,055,336	9,371,384
Appian Corp Class A (b)(c)	435,598	11,743,722
Arteris Inc (c)	383,401	11,456,022
Asana Inc Class A (b)(c)	1,065,176	8,862,264
AvePoint Inc Class A (c)	1,852,293	24,135,378
Bit Digital Inc (b)(c)	3,598,358	4,713,849
Bitdeer Technologies Group Class A (b)(c)	1,420,305	14,941,609
Blackbaud Inc (c)	394,366	16,878,865
BlackLine Inc (c)	544,011	17,081,945
Blend Labs Inc Class A (c)	2,012,070	3,581,485
Box Inc Class A (c)	1,498,377	47,273,794
Braze Inc Class A (b)(c)	1,046,983	26,090,816
C3.ai Inc Class A (b)(c)	1,501,452	13,783,329
Cerence Inc (b)(c)	490,380	4,178,038
Cipher Digital Inc (b)(c)	3,713,354	82,882,061
Cleanspark Inc (b)(c)	2,768,836	38,099,183
Clear Secure Inc Class A	1,043,257	57,629,517
Commvault Systems Inc (c)	489,477	57,660,391
Consensus Cloud Solutions Inc (b)(c)	196,840	7,164,976
Core Scientific Inc (b)(c)	3,432,807	71,127,761
CS Disco Inc (b)(c)	310,729	1,211,843
Daily Journal Corp (b)(c)	14,772	8,672,641
Digimarc Corp (b)	148,401	973,511
Digital Turbine Inc (c)	1,235,492	9,958,066
Domo Inc Class B (b)(c)	414,510	1,529,542
Duos Technologies Group Inc (b)(c)	289,931	2,496,306
eGain Corp (b)(c)	182,964	1,247,814
EverCommerce Inc (b)(c)	156,205	1,927,570
Five9 Inc (c)	837,128	23,029,391
Freshworks Inc Class A (c)	2,346,075	26,639,682
Hut 8 Corp (United States) (c)	1,129,783	121,598,544
I3 Verticals Inc Class A (b)(c)	240,683	5,068,784
Intapp Inc (c)	614,368	20,083,690
Intellicheck Inc (c)	200,768	724,772
InterDigital Inc	285,734	87,098,867
JFrog Ltd (b)(c)	1,193,769	95,250,829
Kaltura Inc (c)	979,843	1,342,385
Keel Infrastructure Corp (b)	6,457,227	25,635,191
Life360 Inc (b)(c)	206,672	11,170,622
LiveRamp Holdings Inc (c)	682,631	25,851,236
MARA Holdings Inc (b)(c)	4,240,497	48,002,426
Mitek Systems Inc (b)(c)	494,606	8,259,920
N-able Inc/US (b)(c)	781,880	3,659,198
nCino Inc (b)(c)	1,176,347	21,715,366
NCR Voyix Corp (b)(c)	1,544,607	12,773,900
NextNav Inc Class A (b)(c)	1,109,095	14,540,235
OneSpan Inc	414,576	6,417,636
Ooma Inc (c)	279,905	6,087,934
PagerDuty Inc (c)	896,557	9,485,573
PAR Technology Corp (b)(c)	459,495	7,788,440
Porch Group Inc (b)(c)	1,067,044	15,418,786
Progress Software Corp (b)(c)	462,343	18,766,502
Q2 Holdings Inc (c)	694,543	42,276,832
Qualys Inc (c)	397,878	57,592,841
Rapid7 Inc (c)	729,700	7,041,605
Red Violet Inc (c)	125,249	8,689,776
ReposiTrak Inc	136,877	1,155,242
Rimini Street Inc (b)(c)	543,858	2,615,957
Riot Platforms Inc (b)(c)	3,904,488	78,753,523
Roadzen Inc (b)(c)	501,263	576,451
ServiceTitan Inc Class A (b)(c)	671,486	55,773,627
Silvaco Group Inc (b)(c)	133,071	1,035,292
Soluna Holdings Inc (b)(c)	1,146,178	1,398,337
SoundHound AI Inc Class A (b)(c)	4,377,000	26,831,010
Sprinklr Inc Class A (b)(c)	1,206,461	7,673,092
Sprout Social Inc Class A (c)	598,639	5,136,323
SPS Commerce Inc (c)	407,968	29,940,772
Telos Corp (c)	610,537	2,710,784
Tenable Holdings Inc (c)	1,257,411	41,041,895
Teradata Corp (c)	1,046,510	32,431,345
Thryv Holdings Inc (b)(c)	372,112	1,507,054
Varonis Systems Inc (c)	1,249,485	49,916,926
Veritone Inc (b)(c)	916,280	998,745
Vertex Inc Class A (c)	797,113	10,290,729
Via Transportation Inc Class A (b)(c)	577,836	11,753,184
Viant Technology Inc Class A (c)	186,615	2,196,459
Weave Communications Inc (b)(c)	715,442	4,678,991
Workiva Inc Class A (c)	567,671	33,946,726
Xperi Inc (c)	502,202	3,871,977
Yext Inc (b)(c)	947,611	5,173,956
Zeta Global Holdings Corp Class A (b)(c)	2,484,250	53,659,800
		1,949,394,676
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming Inc (b)(c)	521,011	5,527,927
CPI Card Group Inc (c)	86,255	1,817,392
Diebold Nixdorf Inc (b)(c)	248,373	18,277,769
Eastman Kodak Co (c)	705,534	5,926,486
GPGI Inc Class A	1,979,638	26,131,222
Immersion Corp	308,561	2,332,721
Infleqtion Inc Class A (b)(c)	1,287,750	12,658,583
One Stop Systems Inc (b)(c)	246,478	3,014,426
Quantum Computing Inc (b)(c)	2,258,046	18,290,173
Turtle Beach Corp (b)(c)	161,747	1,981,400
Xerox Holdings Corp (b)	1,330,563	3,925,161
		99,883,260
TOTAL INFORMATION TECHNOLOGY		4,229,486,066
Materials - 3.7%
Chemicals - 1.8%
AdvanSix Inc	295,037	5,918,442
Alto Ingredients Inc (c)	805,081	3,832,186
Ashland Inc (b)	508,244	36,903,597
ASP Isotopes Inc (b)(c)	1,275,240	5,100,960
Aspen Aerogels Inc (b)(c)	740,120	3,426,756
Avient Corp	1,023,166	37,161,389
Balchem Corp	357,739	59,940,959
Cabot Corp	571,448	50,298,853
Chemours Co/The	1,680,526	27,913,537
Core Molding Technologies Inc (c)	90,984	2,143,583
Ecovyst Inc (c)	1,202,288	14,499,593
Flotek Industries Inc (b)(c)	158,735	3,736,622
FMC Corp	1,396,795	14,959,674
Hawkins Inc	215,207	27,552,952
HB Fuller Co	610,698	33,771,599
Huntsman Corp	1,842,106	17,978,955
Ingevity Corp (c)	387,968	28,364,340
Innospec Inc	276,099	23,738,992
Intrepid Potash Inc (c)	122,384	4,156,161
Koppers Holdings Inc (b)	199,429	9,776,010
Kronos Worldwide Inc (b)	247,077	1,487,404
LSB Industries Inc (c)	654,865	7,124,931
Mativ Holdings Inc	610,388	5,328,687
Minerals Technologies Inc	343,245	26,168,999
Perimeter Solutions Inc (c)	1,662,511	50,889,462
PureCycle Technologies Inc (b)(c)	1,591,977	10,140,893
Quaker Chemical Corp (b)	152,543	24,486,202
Rayonier Advanced Materials Inc (c)	679,552	6,081,990
Sensient Technologies Corp	471,515	58,312,261
Stepan Co	241,139	15,466,655
Tronox Holdings PLC	1,301,810	7,602,570
Valhi Inc	28,907	388,510
		624,653,724
Construction Materials - 0.2%
Knife River Corp (b)(c)	634,279	46,410,195
Smith-Midland Corp (b)(c)	30,203	819,558
United States Lime & Minerals Inc (b)	120,387	13,278,686
		60,508,439
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,569,437	7,423,437
Greif Inc Class A	278,418	24,097,079
Greif Inc Class B (b)	43,430	4,711,286
Myers Industries Inc	414,492	14,159,047
O-I Glass Inc (c)	1,699,393	12,150,660
Ranpak Holdings Corp Class A (b)(c)	535,854	2,743,572
TriMas Corp	299,680	11,966,222
		77,251,303
Metals & Mining - 1.4%
Alpha Metallurgical Resources Inc (b)(c)	116,907	16,034,964
American Battery Technology Co (b)(c)	1,408,094	2,942,916
Ampco-Pittsburgh Corp (c)	176,353	1,417,878
Century Aluminum Co (b)(c)	767,080	34,342,172
Commercial Metals Co	1,232,542	84,700,287
Compass Minerals International Inc (c)	349,006	10,239,836
Constellium SE (c)	1,479,987	41,114,039
Contango Silver & Gold Inc (b)(c)	288,988	4,450,415
Dakota Gold Corp (b)(c)	1,278,904	5,806,224
Ferroglobe PLC	1,320,106	4,197,937
Friedman Industries Inc	74,028	2,461,431
Hycroft Mining Holding Corp (b)(c)	597,378	11,666,792
Idaho Strategic Resources Inc (b)(c)	168,276	4,723,507
Ivanhoe Electric Inc / US (b)(c)	1,327,214	12,144,008
Kaiser Aluminum Corp	180,712	28,856,092
Materion Corp	229,358	48,357,842
Metallus Inc (c)	399,478	8,037,497
NioCorp Developments Ltd (b)(c)	1,569,140	6,676,691
Perpetua Resources Corp (United States) (b)(c)	940,937	17,322,650
Ramaco Resources Inc Class A (b)(c)	535,388	4,909,508
REalloys Inc (b)(c)	623,313	5,472,688
Ryerson Holding Corp	495,742	13,776,670
Silver Bow Mining Corp	57,140	370,839
SunCoke Energy Inc	944,759	8,011,556
Tredegar Corp (c)	299,234	2,271,186
United States Antimony Corp (b)(c)	1,465,485	7,430,009
US Gold Corp (b)(c)	156,596	2,032,616
USA Rare Earth Inc Class A (b)(c)	2,124,591	31,762,635
Vista Gold Corp (United States) (b)(c)	1,576,533	2,711,637
Warrior Met Coal Inc	580,715	46,114,579
Worthington Steel Inc	365,340	13,155,893
		483,512,994
Paper & Forest Products - 0.1%
Clearwater Paper Corp (c)	169,797	3,570,830
Magnera Corp (c)	367,333	4,867,162
Sylvamo Corp	372,027	13,917,530
		22,355,522
TOTAL MATERIALS		1,268,281,982
Real Estate - 6.0%
Diversified REITs - 0.5%
AH Realty Trust Inc Class A	882,374	6,141,323
Alpine Income Property Trust Inc	182,369	3,680,206
American Assets Trust Inc	558,357	13,171,642
Broadstone Net Lease Inc Class A	2,147,890	45,986,325
CTO Realty Growth Inc	379,943	8,347,348
Essential Properties Realty Trust Inc	2,423,034	75,816,734
Gladstone Commercial Corp	569,865	7,123,313
Global Net Lease Inc	2,157,987	18,817,647
Modiv Industrial Inc Class C	119,110	2,062,984
NexPoint Diversified Real Estate Trust	432,653	1,955,591
		183,103,113
Health Care REITs - 0.8%
CareTrust REIT Inc	2,490,656	104,458,113
Chiron Real Estate Inc	145,953	5,181,332
Community Healthcare Trust Inc	333,128	6,099,574
Diversified Healthcare Trust	2,445,038	21,760,838
LTC Properties Inc	553,342	22,266,482
National Health Investors Inc (b)	534,972	41,005,604
National Healthcare Properties Inc Class A	498,077	7,615,597
Sabra Health Care REIT Inc	2,804,633	59,374,081
Strawberry Fields REIT Inc	90,241	1,283,226
Universal Health Realty Income Trust	149,990	6,512,566
		275,557,413
Hotel & Resort REITs - 0.9%
Apple Hospitality REIT Inc	2,433,753	40,181,262
Braemar Hotels & Resorts Inc	665,526	1,510,743
Chatham Lodging Trust	507,337	6,762,802
DiamondRock Hospitality Co	2,277,929	30,159,780
Park Hotels & Resorts Inc	2,081,675	31,350,026
Pebblebrook Hotel Trust	1,243,713	23,754,918
RLJ Lodging Trust	1,388,571	17,009,995
Ryman Hospitality Properties Inc	688,039	91,956,412
Service Properties Trust	1,282,784	10,300,756
Summit Hotel Properties Inc (b)	1,164,337	8,010,639
Sunstone Hotel Investors Inc	2,019,329	23,767,502
Xenia Hotels & Resorts Inc	1,033,989	21,279,494
		306,044,329
Industrial REITs - 0.4%
Industrial Logistics Properties Trust	624,834	5,379,821
LXP Industrial Trust	649,229	39,297,831
One Liberty Properties Inc	214,118	5,205,208
Terreno Realty Corp	1,175,547	84,227,943
		134,110,803
Office REITs - 0.6%
Brandywine Realty Trust	1,915,698	5,823,722
COPT Defense Properties	1,275,378	48,413,349
Douglas Emmett Inc	1,831,652	21,650,127
Easterly Government Properties Inc	507,641	12,366,135
Empire State Realty Trust Inc Class A	1,591,079	8,050,860
Highwoods Properties Inc	1,230,297	40,759,740
Hudson Pacific Properties Inc (c)	587,870	8,094,970
JBG SMITH Properties	669,743	9,409,889
NET Lease Office Properties	164,378	1,923,223
Orion Properties Inc	594,533	1,569,566
Piedmont Realty Trust Inc Class A1 (c)	1,393,183	13,499,943
Postal Realty Trust Inc Class A	302,903	6,978,885
SL Green Realty Corp	799,527	42,318,964
		220,859,373
Real Estate Management & Development - 0.7%
AGNT Inc (b)	1,049,384	4,250,005
American Realty Investors Inc (c)	14,686	223,521
Compass Inc Class A (b)(c)	7,861,639	89,544,068
Comstock Holding Cos Inc Class A (c)	39,456	556,330
Cushman & Wakefield Ltd	2,613,030	35,066,863
Douglas Elliman Inc (c)	803,085	1,357,214
Forestar Group Inc (c)	216,065	6,082,230
FRP Holdings Inc (c)	125,338	2,797,544
Marcus & Millichap Inc	252,882	7,776,122
Maui Land & Pineapple Co Inc (b)(c)	67,564	1,171,560
Newmark Group Inc Class A	1,734,720	26,012,126
Opendoor Technologies Inc Class A (b)(c)	10,297,699	38,822,325
RE/MAX Holdings Inc Class A (b)(c)	203,023	1,839,388
RMR Group Inc/The Class A (b)	180,609	3,438,795
Seaport Entertainment Group Inc (b)(c)	80,163	2,102,675
St Joe Co/The	424,770	26,437,685
Tejon Ranch Co (b)(c)	230,897	3,909,086
Transcontinental Realty Investors Inc (c)	12,658	516,320
		251,903,857
Residential REITs - 0.2%
BRT Apartments Corp	129,008	1,923,509
Centerspace	190,956	10,472,027
Independence Realty Trust Inc	2,643,590	43,962,902
NexPoint Residential Trust Inc	262,281	6,848,157
UMH Properties Inc	923,283	13,950,806
		77,157,401
Retail REITs - 1.5%
Acadia Realty Trust (b)	1,505,023	33,817,867
Alexander's Inc	24,626	6,279,630
CBL & Associates Properties Inc	206,361	12,115,454
Curbline Properties Corp (b)	1,088,739	33,358,963
FrontView REIT Inc	245,613	4,995,768
Getty Realty Corp	647,487	22,105,206
InvenTrust Properties Corp	873,080	30,915,763
Kite Realty Group Trust	2,276,038	65,140,208
Macerich Co/The	3,130,996	80,904,937
NETSTREIT Corp (b)	1,095,773	23,504,331
Phillips Edison & Co Inc	1,413,918	60,077,376
Saul Centers Inc	151,239	5,152,713
SITE Centers Corp	577,048	2,469,764
Tanger Inc	1,258,998	51,190,859
Urban Edge Properties	1,426,575	32,326,190
		464,355,029
Specialized REITs - 0.4%
Farmland Partners Inc	469,985	4,394,360
Four Corners Property Trust Inc	1,237,848	31,688,909
Gladstone Land Corp	470,041	3,812,033
Outfront Media Inc	1,766,238	56,290,005
Safehold Inc	634,786	10,270,837
Smartstop Self Storage REIT Inc	624,191	20,935,366
		127,391,510
TOTAL REAL ESTATE		2,040,482,828
Utilities - 2.6%
Electric Utilities - 0.7%
Genie Energy Ltd Class B	234,105	3,256,400
Hawaiian Electric Industries Inc (b)(c)	1,813,908	23,435,691
MGE Energy Inc	411,409	32,719,358
Otter Tail Corp	427,947	37,839,074
Portland General Electric Co	1,295,126	63,888,566
TXNM Energy Inc	1,136,556	65,829,324
		226,968,413
Gas Utilities - 0.9%
Chesapeake Utilities Corp	265,252	35,220,161
New Jersey Resources Corp	1,124,364	65,089,432
Northwest Natural Holding Co	470,731	23,028,161
ONE Gas Inc	697,733	54,178,967
RGC Resources Inc	94,916	2,031,202
Southwest Gas Holdings Inc	806,920	72,138,648
Spire Inc	648,792	51,812,529
		303,499,100
Independent Power and Renewable Electricity Producers - 0.1%
Hallador Energy Co (c)	386,132	5,490,797
Montauk Renewables Inc (c)	744,416	1,272,951
Ormat Technologies Inc (b)	686,757	67,013,748
		73,777,496
Multi-Utilities - 0.5%
Avista Corp	921,172	37,261,407
Black Hills Corp	850,986	60,598,714
Northwestern Energy Group Inc	686,254	47,173,100
Unitil Corp	197,577	10,657,303
		155,690,524
Water Utilities - 0.4%
American States Water Co	435,712	37,314,376
Cadiz Inc (b)(c)	616,811	1,844,265
California Water Service Group	665,710	33,358,728
Consolidated Water Co Ltd	170,548	4,980,002
Global Water Resources Inc	158,513	1,134,953
H2O America	387,225	23,748,509
Middlesex Water Co	204,936	11,742,833
Pure Cycle Corp (c)	214,316	2,252,461
York Water Co/The	179,254	5,551,496
		121,927,623
TOTAL UTILITIES		881,863,156
TOTAL UNITED STATES		32,552,114,757
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	997,854	15,047,638
TOTAL COMMON STOCKS (Cost $26,013,275,469)		33,904,309,821

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $11,334,342)	3.64	11,348,000	11,336,636

Money Market Funds - 9.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	145,763,802	145,792,955
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	2,948,137,976	2,948,432,790
TOTAL MONEY MARKET FUNDS (Cost $3,094,200,449)			3,094,225,745

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $29,118,810,260)	37,009,872,202
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(2,939,808,403)
NET ASSETS - 100.0%	34,070,063,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	1,185	9/2026	174,076,500	(1,706,734)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,948,989 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,048,924.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,973,272,806.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	90,882,714	4,041,490,693	3,986,720,105	1,213,454	132,319	7,334	145,792,955	145,763,802
Fidelity Securities Lending Cash Central Fund	2,637,683,564	3,775,182,861	3,464,433,634	7,411,667	-	(1)	2,948,432,790	2,948,137,976
	2,728,566,278	7,816,673,554	7,451,153,739	8,625,121	132,319	7,333	3,094,225,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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